UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.0%)
	Walt Disney Co.	359,298	18,784
	McDonald's Corp.	201,947	18,529
*	Amazon.com Inc.	72,385	18,409
	Home Depot Inc.	301,714	18,214
	Comcast Corp. Class A	501,868	17,952
	News Corp. Class A	407,854	10,005
	Time Warner Inc.	189,911	8,609
	Target Corp.	131,036	8,317
	Starbucks Corp.	152,026	7,715
	Ford Motor Co.	764,196	7,535
	NIKE Inc. Class B	73,674	6,992
	Lowe's Cos. Inc.	228,431	6,908
*	DIRECTV	125,754	6,597
	TJX Cos. Inc.	147,242	6,595
*	priceline.com Inc.	9,983	6,177
	Yum! Brands Inc.	91,184	6,049
	Time Warner Cable Inc.	61,307	5,828
	Viacom Inc. Class B	94,803	5,080
	CBS Corp. Class B	119,228	4,332
	Johnson Controls Inc.	137,122	3,757
	Carnival Corp.	89,440	3,259
	Coach Inc.	57,063	3,197
	McGraw-Hill Cos. Inc.	56,169	3,066
	Macy's Inc.	80,586	3,032
*	Discovery Communications Inc. Class A	49,500	2,952
*	Bed Bath & Beyond Inc.	46,564	2,934
	Ross Stores Inc.	44,786	2,893
	VF Corp.	17,642	2,811
*	AutoZone Inc.	7,502	2,773
	Omnicom Group Inc.	53,175	2,742
	Mattel Inc.	68,346	2,425
	Limited Brands Inc.	47,768	2,353
	Starwood Hotels & Resorts Worldwide Inc.	39,211	2,273
*	Dollar Tree Inc.	46,016	2,221
	Kohl's Corp.	43,213	2,213
	Gap Inc.	59,710	2,136
*	Chipotle Mexican Grill Inc. Class A	6,348	2,016
*	O'Reilly Automotive Inc.	23,868	1,996
	Marriott International Inc. Class A	50,424	1,972
	Harley-Davidson Inc.	45,727	1,937
	Genuine Parts Co.	30,998	1,892
	Ralph Lauren Corp. Class A	12,235	1,850
	Wynn Resorts Ltd.	15,793	1,823
	Nordstrom Inc.	30,536	1,685
*	BorgWarner Inc.	23,001	1,590
	Staples Inc.	136,560	1,573
	Wyndham Worldwide Corp.	28,396	1,490
	Tiffany & Co.	23,803	1,473
	Darden Restaurants Inc.	25,511	1,422

* CarMax Inc.	45,791	1,296
Family Dollar Stores Inc.	19,356	1,283
Whirlpool Corp.	15,473	1,283
Comcast Corp.	33,914	1,180
DR Horton Inc.	55,355	1,142
Lennar Corp. Class A	32,369	1,125
Newell Rubbermaid Inc.	58,089	1,109
Expedia Inc.	18,713	1,082
Scripps Networks Interactive Inc. Class A	17,281	1,058
* PulteGroup Inc.	67,907	1,053
Interpublic Group of Cos. Inc.	87,409	972
H&R Block Inc.	54,483	944
* Fossil Inc.	11,012	933
Best Buy Co. Inc.	53,278	916
Hasbro Inc.	23,105	882
* Urban Outfitters Inc.	22,040	828
Gannett Co. Inc.	46,425	824
* TripAdvisor Inc.	22,013	725
Leggett & Platt Inc.	28,381	711
International Game Technology	52,878	692
JC Penney Co. Inc.	28,375	689
Cablevision Systems Corp. Class A	43,468	689
Harman International Industries Inc.	13,381	618
* Netflix Inc.	11,199	610
* Goodyear Tire & Rubber Co.	48,343	589
* Apollo Group Inc. Class A	20,005	581
Abercrombie & Fitch Co.	16,328	554
GameStop Corp. Class A	24,721	519
* Big Lots Inc.	11,756	348
* AutoNation Inc.	7,649	334
Washington Post Co. Class B	900	327
		284,279
Consumer Staples (10.9%)
Procter & Gamble Co.	551,370	38,243
Philip Morris International Inc.	337,407	30,346
Coca-Cola Co.	774,970	29,395
Wal-Mart Stores Inc.	336,562	24,838
PepsiCo Inc.	311,642	22,055
Kraft Foods Inc.	355,134	14,685
Altria Group Inc.	406,823	13,584
CVS Caremark Corp.	254,641	12,330
Colgate-Palmolive Co.	89,241	9,568
Costco Wholesale Corp.	86,475	8,658
Kimberly-Clark Corp.	78,949	6,772
Walgreen Co.	171,728	6,258
General Mills Inc.	129,914	5,177
Sysco Corp.	117,570	3,676
HJ Heinz Co.	64,176	3,591
Archer-Daniels-Midland Co.	132,024	3,588
Whole Foods Market Inc.	34,414	3,352
Lorillard Inc.	26,056	3,034
Mead Johnson Nutrition Co.	40,712	2,983
Estee Lauder Cos. Inc. Class A	48,114	2,962
Reynolds American Inc.	65,700	2,848
Kroger Co.	109,077	2,568
Kellogg Co.	49,493	2,557
ConAgra Foods Inc.	81,147	2,239

Hershey Co.	30,435	2,158
Brown-Forman Corp. Class B	30,425	1,985
JM Smucker Co.	21,928	1,893
Clorox Co.	26,028	1,875
Dr Pepper Snapple Group Inc.	42,018	1,871
Beam Inc.	31,820	1,831
Coca-Cola Enterprises Inc.	55,460	1,734
* Monster Beverage Corp.	30,763	1,666
McCormick & Co. Inc.	26,643	1,653
Molson Coors Brewing Co. Class B	31,110	1,402
Avon Products Inc.	86,843	1,385
Campbell Soup Co.	36,130	1,258
* Constellation Brands Inc. Class A	29,422	952
Tyson Foods Inc. Class A	58,231	933
Hormel Foods Corp.	27,000	790
Safeway Inc.	47,710	768
* Dean Foods Co.	36,900	603
		280,064
Energy (11.3%)
Exxon Mobil Corp.	924,033	84,503
Chevron Corp.	392,727	45,776
Schlumberger Ltd.	265,760	19,222
Occidental Petroleum Corp.	162,113	13,951
ConocoPhillips	243,276	13,911
Anadarko Petroleum Corp.	99,988	6,991
National Oilwell Varco Inc.	85,316	6,835
Apache Corp.	78,247	6,766
Halliburton Co.	185,911	6,263
EOG Resources Inc.	54,029	6,054
Phillips 66	125,638	5,826
Devon Energy Corp.	75,371	4,560
Williams Cos. Inc.	125,555	4,391
Marathon Oil Corp.	141,348	4,180
Kinder Morgan Inc.	114,328	4,061
Baker Hughes Inc.	88,140	3,987
Spectra Energy Corp.	130,871	3,842
Marathon Petroleum Corp.	67,624	3,692
Valero Energy Corp.	110,560	3,503
Noble Energy Inc.	35,505	3,292
Hess Corp.	59,511	3,197
* Cameron International Corp.	49,375	2,768
Pioneer Natural Resources Co.	24,670	2,576
Ensco plc Class A	46,497	2,537
* Southwestern Energy Co.	69,853	2,429
Range Resources Corp.	32,586	2,277
* FMC Technologies Inc.	47,856	2,216
Murphy Oil Corp.	36,966	1,985
Chesapeake Energy Corp.	103,935	1,961
Cabot Oil & Gas Corp.	42,138	1,892
Noble Corp.	50,651	1,812
EQT Corp.	29,904	1,764
CONSOL Energy Inc.	45,789	1,376
* Denbury Resources Inc.	78,592	1,270
Peabody Energy Corp.	53,720	1,197
Tesoro Corp.	27,884	1,168
QEP Resources Inc.	35,768	1,132
Helmerich & Payne Inc.	21,287	1,013

Diamond Offshore Drilling Inc.	14,011	922
* Newfield Exploration Co.	27,211	852
Sunoco Inc.	18,171	851
* Rowan Cos. plc Class A	24,986	844
* Nabors Industries Ltd.	57,606	808
* WPX Energy Inc.	39,218	651
* Alpha Natural Resources Inc.	41,670	274
		291,378
Financials (14.6%)
Wells Fargo & Co.	983,380	33,956
JPMorgan Chase & Co.	760,407	30,781
* Berkshire Hathaway Inc. Class B	332,699	29,344
Citigroup Inc.	586,962	19,205
Bank of America Corp.	2,157,192	19,048
US Bancorp	379,304	13,010
American Express Co.	197,398	11,224
Goldman Sachs Group Inc.	90,204	10,254
Simon Property Group Inc.	60,682	9,212
* American International Group Inc.	233,672	7,662
MetLife Inc.	212,845	7,335
PNC Financial Services Group Inc.	106,080	6,694
Capital One Financial Corp.	116,186	6,624
American Tower Corporation	79,179	5,653
Bank of New York Mellon Corp.	236,323	5,346
Travelers Cos. Inc.	77,089	5,262
ACE Ltd.	67,800	5,126
Prudential Financial Inc.	93,396	5,091
BB&T Corp.	140,083	4,645
Morgan Stanley	277,038	4,638
BlackRock Inc.	25,653	4,574
Aflac Inc.	93,839	4,493
Discover Financial Services	103,078	4,095
Chubb Corp.	53,276	4,064
State Street Corp.	95,950	4,026
Public Storage	28,889	4,020
Allstate Corp.	96,976	3,841
HCP Inc.	86,140	3,831
Marsh & McLennan Cos. Inc.	109,100	3,702
Ventas Inc.	59,058	3,676
CME Group Inc.	61,210	3,507
Equity Residential	60,195	3,463
Franklin Resources Inc.	27,626	3,455
Aon plc	64,639	3,380
Boston Properties Inc.	30,083	3,327
Prologis Inc.	92,370	3,236
T. Rowe Price Group Inc.	50,870	3,220
* Berkshire Hathaway Inc. Class A	23	3,052
SunTrust Banks Inc.	107,899	3,050
Health Care REIT Inc.	51,066	2,949
Fifth Third Bancorp	184,119	2,856
Weyerhaeuser Co.	107,773	2,817
Charles Schwab Corp.	219,543	2,808
Vornado Realty Trust	33,857	2,744
AvalonBay Communities Inc.	19,443	2,644
Loews Corp.	62,657	2,585
Ameriprise Financial Inc.	42,142	2,389
Progressive Corp.	112,193	2,327

Host Hotels & Resorts Inc.	144,842	2,325
M&T Bank Corp.	24,109	2,294
Invesco Ltd.	89,416	2,234
Regions Financial Corp.	283,213	2,042
Northern Trust Corp.	43,848	2,035
* IntercontinentalExchange Inc.	14,614	1,950
Moody's Corp.	38,640	1,707
Hartford Financial Services Group Inc.	87,129	1,694
Kimco Realty Corp.	81,623	1,654
KeyCorp	188,060	1,644
Principal Financial Group Inc.	55,518	1,496
SLM Corp.	94,004	1,478
XL Group plc Class A	61,026	1,466
Plum Creek Timber Co. Inc.	32,215	1,412
Lincoln National Corp.	55,725	1,348
NYSE Euronext	49,237	1,214
Comerica Inc.	38,893	1,208
Huntington Bancshares Inc.	171,123	1,181
* CBRE Group Inc. Class A	60,421	1,112
Cincinnati Financial Corp.	29,295	1,110
Unum Group	55,925	1,075
Torchmark Corp.	18,999	976
Leucadia National Corp.	39,294	894
People's United Financial Inc.	70,432	855
Zions Bancorporation	37,040	765
Apartment Investment & Management Co. Class A	29,192	759
Hudson City Bancorp Inc.	95,219	758
Assurant Inc.	16,009	597
Legg Mason Inc.	23,936	591
NASDAQ OMX Group Inc.	23,595	550
* Genworth Financial Inc. Class A	97,134	508
First Horizon National Corp.	49,824	480
* E*TRADE Financial Corp.	50,359	444
Federated Investors Inc. Class B	18,495	383
		376,480
Health Care (12.0%)
Johnson & Johnson	551,876	38,030
Pfizer Inc.	1,495,298	37,158
Merck & Co. Inc.	609,875	27,505
Abbott Laboratories	314,243	21,544
Amgen Inc.	154,300	13,011
UnitedHealth Group Inc.	206,617	11,449
Bristol-Myers Squibb Co.	336,066	11,342
* Express Scripts Holding Co.	162,176	10,164
* Gilead Sciences Inc.	151,414	10,043
Eli Lilly & Co.	204,315	9,687
Medtronic Inc.	204,334	8,811
* Biogen Idec Inc.	47,360	7,068
* Celgene Corp.	86,385	6,600
Baxter International Inc.	109,421	6,594
Covidien plc	96,200	5,716
Allergan Inc.	61,648	5,646
* Alexion Pharmaceuticals Inc.	38,644	4,421
Thermo Fisher Scientific Inc.	73,117	4,301
McKesson Corp.	47,335	4,072
* Intuitive Surgical Inc.	8,007	3,968
WellPoint Inc.	65,015	3,772

Stryker Corp.	57,913	3,223
Becton Dickinson and Co.	40,038	3,145
Cigna Corp.	57,788	2,726
Agilent Technologies Inc.	69,847	2,686
Cardinal Health Inc.	68,159	2,656
St. Jude Medical Inc.	62,908	2,650
Aetna Inc.	66,878	2,648
* Edwards Lifesciences Corp.	23,043	2,474
Zimmer Holdings Inc.	34,918	2,361
Humana Inc.	32,362	2,270
* Cerner Corp.	29,038	2,248
* Watson Pharmaceuticals Inc.	25,577	2,178
Perrigo Co.	17,602	2,045
Quest Diagnostics Inc.	31,842	2,020
* Mylan Inc.	81,519	1,989
AmerisourceBergen Corp. Class A	50,424	1,952
* Laboratory Corp. of America Holdings	19,268	1,782
* DaVita Inc.	17,013	1,763
* Life Technologies Corp.	34,982	1,710
* Forest Laboratories Inc.	46,827	1,668
* Boston Scientific Corp.	283,516	1,627
CR Bard Inc.	15,529	1,625
* Waters Corp.	17,558	1,463
* Varian Medical Systems Inc.	22,049	1,330
* CareFusion Corp.	44,589	1,266
Coventry Health Care Inc.	26,680	1,112
* Hospira Inc.	33,254	1,091
DENTSPLY International Inc.	28,153	1,074
PerkinElmer Inc.	22,637	667
Patterson Cos. Inc.	16,940	580
* Tenet Healthcare Corp.	84,017	527
		309,458
Industrials (9.8%)
General Electric Co.	2,113,774	48,004
United Technologies Corp.	167,900	13,145
3M Co.	127,343	11,769
Caterpillar Inc.	130,739	11,249
Union Pacific Corp.	94,740	11,246
United Parcel Service Inc. Class B	143,984	10,305
Boeing Co.	135,546	9,437
Honeywell International Inc.	156,161	9,331
Emerson Electric Co.	145,504	7,023
Deere & Co.	78,356	6,464
Danaher Corp.	116,888	6,446
Tyco International Ltd.	92,172	5,186
Illinois Tool Works Inc.	86,361	5,136
Lockheed Martin Corp.	53,799	5,024
FedEx Corp.	58,497	4,950
Precision Castparts Corp.	29,065	4,747
General Dynamics Corp.	66,344	4,387
CSX Corp.	208,407	4,324
Norfolk Southern Corp.	64,006	4,073
Raytheon Co.	66,582	3,806
Northrop Grumman Corp.	49,470	3,286
Cummins Inc.	35,444	3,268
Eaton Corp.	67,658	3,197
PACCAR Inc.	70,939	2,839

Waste Management Inc.	87,234	2,798
Ingersoll-Rand plc	57,400	2,573
Stanley Black & Decker Inc.	33,611	2,563
Parker Hannifin Corp.	29,890	2,498
WW Grainger Inc.	11,983	2,497
Cooper Industries plc	32,100	2,409
Fastenal Co.	53,982	2,321
Dover Corp.	36,706	2,184
Roper Industries Inc.	19,640	2,158
Rockwell Automation Inc.	28,303	1,968
C.H. Robinson Worldwide Inc.	32,212	1,886
Fluor Corp.	33,390	1,879
Republic Services Inc. Class A	59,956	1,649
* Stericycle Inc.	17,164	1,554
Expeditors International of Washington Inc.	42,123	1,532
Rockwell Collins Inc.	28,314	1,519
Pall Corp.	23,295	1,479
Textron Inc.	56,308	1,474
L-3 Communications Holdings Inc.	19,277	1,382
Flowserve Corp.	10,268	1,312
Southwest Airlines Co.	148,836	1,305
Joy Global Inc.	21,289	1,193
Equifax Inc.	23,867	1,112
Masco Corp.	71,819	1,081
* Quanta Services Inc.	42,869	1,059
* Jacobs Engineering Group Inc.	26,045	1,053
Iron Mountain Inc.	30,255	1,032
Xylem Inc.	36,801	926
Cintas Corp.	21,402	887
Snap-on Inc.	11,567	831
Robert Half International Inc.	28,401	756
Dun & Bradstreet Corp.	8,896	708
Avery Dennison Corp.	20,487	652
Pitney Bowes Inc.	40,481	559
* Pentair Inc.	12,109	539
Ryder System Inc.	10,104	395
RR Donnelley & Sons Co.	35,168	373
Pentair Ltd.	5,153	229
		252,967
Information Technology (20.1%)
Apple Inc.	187,660	125,218
Microsoft Corp.	1,510,423	44,980
International Business Machines Corp.	215,042	44,610
* Google Inc. Class A	53,027	40,009
Oracle Corp.	762,673	24,017
Intel Corp.	1,001,868	22,722
QUALCOMM Inc.	341,113	21,316
Cisco Systems Inc.	1,059,395	20,224
Visa Inc. Class A	104,648	14,052
* EMC Corp.	420,001	11,453
* eBay Inc.	232,107	11,236
Mastercard Inc. Class A	21,474	9,695
Accenture plc Class A	127,134	8,903
Hewlett-Packard Co.	393,974	6,721
Texas Instruments Inc.	228,048	6,283
Automatic Data Processing Inc.	96,946	5,687
* Cognizant Technology Solutions Corp. Class A	59,760	4,178

Corning Inc.	297,990	3,919
* Salesforce.com Inc.	25,523	3,897
Broadcom Corp. Class A	103,095	3,565
* Yahoo! Inc.	208,851	3,336
Intuit Inc.	55,294	3,256
* Adobe Systems Inc.	98,330	3,192
TE Connectivity Ltd.	85,800	2,918
Motorola Solutions Inc.	57,268	2,895
Dell Inc.	291,872	2,878
* Citrix Systems Inc.	37,503	2,872
Applied Materials Inc.	247,895	2,768
* Teradata Corp.	33,659	2,538
* Symantec Corp.	140,752	2,533
* NetApp Inc.	72,818	2,394
Analog Devices Inc.	59,947	2,349
* Red Hat Inc.	38,727	2,205
Seagate Technology plc	70,917	2,198
Western Union Co.	120,422	2,194
Altera Corp.	63,821	2,169
Paychex Inc.	64,725	2,155
* SanDisk Corp.	48,185	2,093
* Fiserv Inc.	27,067	2,004
Xerox Corp.	261,820	1,922
Amphenol Corp. Class A	32,163	1,894
* Juniper Networks Inc.	105,783	1,810
CA Inc.	68,585	1,767
Xilinx Inc.	52,636	1,759
Western Digital Corp.	44,524	1,724
* NVIDIA Corp.	124,181	1,657
* F5 Networks Inc.	15,794	1,654
KLA-Tencor Corp.	33,159	1,582
Fidelity National Information Services Inc.	50,241	1,568
* VeriSign Inc.	31,231	1,521
* Autodesk Inc.	45,333	1,513
Linear Technology Corp.	46,147	1,470
* Akamai Technologies Inc.	35,353	1,353
Microchip Technology Inc.	38,999	1,277
* Micron Technology Inc.	203,959	1,221
* BMC Software Inc.	29,345	1,217
* Lam Research Corp.	36,704	1,167
Harris Corp.	22,520	1,153
Computer Sciences Corp.	30,784	991
* Electronic Arts Inc.	63,155	801
Total System Services Inc.	32,598	773
* LSI Corp.	111,232	769
Molex Inc.	27,322	718
Jabil Circuit Inc.	37,540	703
SAIC Inc.	56,868	685
FLIR Systems Inc.	30,396	607
* JDS Uniphase Corp.	46,691	578
* Teradyne Inc.	37,800	537
* Advanced Micro Devices Inc.	121,345	409
* First Solar Inc.	11,633	258
Lexmark International Inc. Class A	1,635	36
		518,726
Materials (3.5%)
Monsanto Co.	106,614	9,704

EI du Pont de Nemours & Co.	186,114	9,356
Freeport-McMoRan Copper & Gold Inc.	190,216	7,529
Dow Chemical Co.	240,094	6,953
Praxair Inc.	59,634	6,195
Newmont Mining Corp.	99,283	5,561
PPG Industries Inc.	30,624	3,517
LyondellBasell Industries NV Class A	68,014	3,514
Air Products & Chemicals Inc.	42,432	3,509
Ecolab Inc.	52,679	3,414
Mosaic Co.	55,315	3,187
International Paper Co.	87,718	3,186
CF Industries Holdings Inc.	12,559	2,791
Sherwin-Williams Co.	16,954	2,525
Nucor Corp.	63,690	2,437
Alcoa Inc.	213,803	1,892
Eastman Chemical Co.	30,643	1,747
Sigma-Aldrich Corp.	24,140	1,737
FMC Corp.	27,428	1,519
Ball Corp.	31,014	1,312
Vulcan Materials Co.	26,030	1,231
Airgas Inc.	13,797	1,135
Cliffs Natural Resources Inc.	28,632	1,120
MeadWestvaco Corp.	34,859	1,067
International Flavors & Fragrances Inc.	16,254	968
Allegheny Technologies Inc.	21,620	690
Bemis Co. Inc.	20,850	656
* Owens-Illinois Inc.	32,485	609
United States Steel Corp.	28,480	543
Sealed Air Corp.	34,992	541
Titanium Metals Corp.	14,700	189
		90,334
Telecommunication Services (3.3%)
AT&T Inc.	1,154,876	43,539
Verizon Communications Inc.	570,496	25,998
CenturyLink Inc.	124,789	5,042
* Crown Castle International Corp.	58,717	3,764
* Sprint Nextel Corp.	601,166	3,318
Windstream Corp.	116,958	1,182
Frontier Communications Corp.	200,706	983
* MetroPCS Communications Inc.	63,428	743
		84,569
Utilities (3.5%)
Duke Energy Corp.	141,084	9,142
Southern Co.	175,003	8,066
Exelon Corp.	171,056	6,086
Dominion Resources Inc.	114,891	6,082
NextEra Energy Inc.	84,718	5,958
American Electric Power Co. Inc.	96,952	4,260
FirstEnergy Corp.	83,808	3,696
PG&E Corp.	85,481	3,647
Consolidated Edison Inc.	58,732	3,517
PPL Corp.	116,439	3,383
Public Service Enterprise Group Inc.	101,434	3,264
Edison International	65,333	2,985
Sempra Energy	44,952	2,899
Xcel Energy Inc.	97,724	2,708

Entergy Corp.	35,535	2,463
Northeast Utilities	62,957	2,407
DTE Energy Co.	34,479	2,067
ONEOK Inc.	40,924	1,977
CenterPoint Energy Inc.	85,688	1,825
Wisconsin Energy Corp.	46,042	1,734
Ameren Corp.	48,721	1,592
NiSource Inc.	57,243	1,459
* AES Corp.	124,335	1,364
SCANA Corp.	26,388	1,274
CMS Energy Corp.	53,120	1,251
Pinnacle West Capital Corp.	22,040	1,164
NRG Energy Inc.	45,874	981
AGL Resources Inc.	23,689	969
Pepco Holdings Inc.	46,055	870
Integrys Energy Group Inc.	15,473	808
TECO Energy Inc.	40,750	723
		90,621
Total Investments (100.0%) (Cost $1,969,243)		2,578,876
Other Assets and Liabilities-Net (0.0%)		921
Net Assets (100%)		2,579,797
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $1,969,243,000. Net unrealized appreciation of investment securities for tax purposes was $609,633,000, consisting of unrealized gains of $823,094,000 on securities that had risen in value since their purchase and $213,461,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.4%)
	Walt Disney Co.	545,936	28,542
	Home Depot Inc.	467,800	28,241
	McDonald's Corp.	306,260	28,099
*	Amazon.com Inc.	110,440	28,087
	Comcast Corp. Class A	755,371	27,020
	News Corp. Class A	683,830	16,774
	Time Warner Inc.	319,149	14,467
	Target Corp.	222,300	14,109
	Starbucks Corp.	250,852	12,731
	Lowe's Cos. Inc.	414,600	12,538
	Ford Motor Co.	1,209,933	11,930
*	DIRECTV	225,409	11,825
	NIKE Inc. Class B	121,600	11,541
	Yum! Brands Inc.	163,460	10,844
	Viacom Inc. Class B	171,033	9,166
	Time Warner Cable Inc.	94,542	8,987
*	General Motors Co.	299,485	6,813
	McGraw-Hill Cos. Inc.	120,000	6,551
	Johnson Controls Inc.	237,600	6,510
	Ross Stores Inc.	96,892	6,259
	Coach Inc.	111,500	6,246
*	Bed Bath & Beyond Inc.	98,815	6,225
*	AutoZone Inc.	16,290	6,022
	Kohl's Corp.	112,150	5,744
	Gap Inc.	148,547	5,315
*	Sirius XM Radio Inc.	2,034,325	5,289
*	Dollar Tree Inc.	107,938	5,211
	Starwood Hotels & Resorts Worldwide Inc.	89,818	5,206
*	Liberty Interactive Corp. Class A	277,926	5,142
*	Discovery Communications Inc.	90,137	5,051
	Marriott International Inc. Class A	125,975	4,926
*	O'Reilly Automotive Inc.	57,848	4,837
	Ralph Lauren Corp. Class A	30,800	4,658
	Las Vegas Sands Corp.	100,440	4,657
	CBS Corp. Class B	127,174	4,620
	Darden Restaurants Inc.	77,080	4,297
	PetSmart Inc.	62,000	4,277
*	Liberty Global Inc.	75,207	4,243
*	BorgWarner Inc.	61,100	4,223
	PVH Corp.	43,031	4,033
	Scripps Networks Interactive Inc. Class A	62,170	3,807
*	priceline.com Inc.	6,075	3,759
*	Dollar General Corp.	71,400	3,680
*	PulteGroup Inc.	234,730	3,638
*	CarMax Inc.	128,143	3,626
	Expedia Inc.	62,306	3,604
	TJX Cos. Inc.	79,152	3,545
*	Toll Brothers Inc.	106,560	3,541
*	NVR Inc.	4,040	3,412

Interpublic Group of Cos. Inc.	294,400	3,274
* Liberty Media Corp. - Liberty Capital Class A	30,877	3,216
* MGM Resorts International	298,690	3,211
Advance Auto Parts Inc.	46,302	3,169
Brinker International Inc.	88,250	3,115
Hasbro Inc.	77,100	2,943
* TripAdvisor Inc.	85,506	2,816
* Mohawk Industries Inc.	34,700	2,777
* AutoNation Inc.	62,525	2,731
Omnicom Group Inc.	50,600	2,609
DR Horton Inc.	126,366	2,608
Foot Locker Inc.	70,600	2,506
John Wiley & Sons Inc. Class A	53,700	2,468
* Liberty Global Inc. Class A	39,738	2,414
Harley-Davidson Inc.	56,800	2,407
Macy's Inc.	56,800	2,137
* Apollo Group Inc. Class A	72,229	2,098
* Lamar Advertising Co. Class A	56,186	2,082
Harman International Industries Inc.	43,600	2,013
Weight Watchers International Inc.	36,200	1,911
Lennar Corp. Class A	54,600	1,898
Virgin Media Inc.	62,269	1,833
Gentex Corp.	107,252	1,824
Nordstrom Inc.	32,300	1,782
* Hanesbrands Inc.	55,286	1,763
International Game Technology	129,600	1,697
American Eagle Outfitters Inc.	66,991	1,412
Best Buy Co. Inc.	78,384	1,347
Staples Inc.	94,495	1,089
Aaron's Inc.	37,182	1,034
Comcast Corp.	26,219	912
Cablevision Systems Corp. Class A	54,344	861
* Sears Holdings Corp.	14,700	816
Abercrombie & Fitch Co.	23,300	790
* Liberty Ventures Class A	13,896	690
* AMC Networks Inc. Class A	13,586	591
* Madison Square Garden Co. Class A	13,586	547
Chico's FAS Inc.	28,340	513
Mattel Inc.	12,557	446
GameStop Corp. Class A	20,430	429
Wynn Resorts Ltd.	2,000	231
Lennar Corp. Class B	8,300	224
Carnival Corp.	5,800	211
* Liberty Ventures Rights Exp. 10/9/2012	4,632	63
		509,376
Consumer Staples (10.2%)
Procter & Gamble Co.	802,178	55,639
Philip Morris International Inc.	491,809	44,233
Coca-Cola Co.	1,145,800	43,460
Wal-Mart Stores Inc.	505,028	37,271
PepsiCo Inc.	469,139	33,201
CVS Caremark Corp.	408,754	19,792
Kraft Foods Inc.	351,526	14,536
Costco Wholesale Corp.	144,000	14,418
Altria Group Inc.	414,023	13,824
Colgate-Palmolive Co.	115,900	12,427
Walgreen Co.	307,300	11,198

Archer-Daniels-Midland Co.	243,273	6,612
Estee Lauder Cos. Inc. Class A	100,700	6,200
Kroger Co.	248,700	5,854
Hershey Co.	75,300	5,338
Brown-Forman Corp. Class B	77,469	5,055
Dr Pepper Snapple Group Inc.	109,700	4,885
Coca-Cola Enterprises Inc.	153,000	4,784
Clorox Co.	66,120	4,764
McCormick & Co. Inc.	73,300	4,547
JM Smucker Co.	49,024	4,232
Bunge Ltd.	62,800	4,211
Church & Dwight Co. Inc.	76,988	4,157
* Monster Beverage Corp.	71,200	3,856
Kimberly-Clark Corp.	43,340	3,718
* Constellation Brands Inc. Class A	111,170	3,596
General Mills Inc.	88,800	3,539
Energizer Holdings Inc.	47,369	3,534
Ingredion Inc.	62,700	3,459
Campbell Soup Co.	97,400	3,391
* Ralcorp Holdings Inc.	45,783	3,342
Molson Coors Brewing Co. Class B	71,900	3,239
Whole Foods Market Inc.	32,840	3,199
Mead Johnson Nutrition Co.	42,525	3,116
Hormel Foods Corp.	105,200	3,076
* Smithfield Foods Inc.	145,950	2,868
Tyson Foods Inc. Class A	177,944	2,851
Safeway Inc.	170,462	2,743
* Dean Foods Co.	163,416	2,672
* Green Mountain Coffee Roasters Inc.	52,509	1,247
Kellogg Co.	22,800	1,178
Sysco Corp.	17,111	535
Nu Skin Enterprises Inc. Class A	11,200	435
ConAgra Foods Inc.	11,200	309
Hillshire Brands Co.	8,920	239
		416,780
Energy (10.6%)
Exxon Mobil Corp.	1,327,064	121,360
Chevron Corp.	572,038	66,677
Schlumberger Ltd.	375,599	27,167
ConocoPhillips	315,926	18,065
Occidental Petroleum Corp.	190,339	16,381
National Oilwell Varco Inc.	146,541	11,739
Anadarko Petroleum Corp.	164,623	11,510
Apache Corp.	126,217	10,914
EOG Resources Inc.	88,300	9,894
Devon Energy Corp.	145,622	8,810
Williams Cos. Inc.	232,200	8,120
Phillips 66	157,963	7,325
Baker Hughes Inc.	150,671	6,815
Noble Energy Inc.	72,000	6,675
* Cameron International Corp.	109,002	6,112
Hess Corp.	109,600	5,888
Valero Energy Corp.	182,480	5,781
Pioneer Natural Resources Co.	53,737	5,610
Halliburton Co.	158,200	5,330
Range Resources Corp.	72,800	5,087
* Southwestern Energy Co.	145,700	5,067

* FMC Technologies Inc.	107,100	4,959
Cabot Oil & Gas Corp.	108,670	4,879
EQT Corp.	67,900	4,006
* Dresser-Rand Group Inc.	61,355	3,381
* Concho Resources Inc.	35,300	3,345
QEP Resources Inc.	103,165	3,266
* Continental Resources Inc.	39,400	3,030
* Denbury Resources Inc.	184,776	2,986
Energen Corp.	56,100	2,940
* Rowan Cos. plc Class A	85,600	2,891
Helmerich & Payne Inc.	57,980	2,760
Marathon Oil Corp.	92,900	2,747
Diamond Offshore Drilling Inc.	39,700	2,613
Cimarex Energy Co.	43,499	2,547
Marathon Petroleum Corp.	46,450	2,536
* Plains Exploration & Production Co.	66,760	2,501
Peabody Energy Corp.	108,100	2,410
SM Energy Co.	43,156	2,335
* Newfield Exploration Co.	66,098	2,070
* SandRidge Energy Inc.	262,914	1,832
* WPX Energy Inc.	77,400	1,284
Tesoro Corp.	26,500	1,110
CONSOL Energy Inc.	33,900	1,019
* Nabors Industries Ltd.	67,300	944
* Unit Corp.	12,800	531
Chesapeake Energy Corp.	25,211	476
Patterson-UTI Energy Inc.	21,200	336
Kinder Morgan Inc.	8,193	291
* Ultra Petroleum Corp.	12,870	283
* Superior Energy Services Inc.	1,048	21
		436,656
Financials (15.2%)
* Berkshire Hathaway Inc. Class B	524,345	46,247
JPMorgan Chase & Co.	1,121,921	45,415
Wells Fargo & Co.	1,236,508	42,697
Bank of America Corp.	2,583,633	22,813
Citigroup Inc.	681,300	22,292
American Express Co.	318,800	18,127
Goldman Sachs Group Inc.	139,830	15,896
Simon Property Group Inc.	98,448	14,945
US Bancorp	392,700	13,470
American Tower Corporation	141,800	10,123
Prudential Financial Inc.	161,904	8,825
Aflac Inc.	172,500	8,259
Discover Financial Services	206,900	8,220
State Street Corp.	191,478	8,034
Public Storage	55,200	7,682
Franklin Resources Inc.	56,800	7,104
Travelers Cos. Inc.	101,877	6,954
Capital One Financial Corp.	117,800	6,716
Boston Properties Inc.	60,200	6,659
Equity Residential	115,600	6,650
SunTrust Banks Inc.	216,990	6,134
MetLife Inc.	175,820	6,059
T. Rowe Price Group Inc.	92,978	5,886
Progressive Corp.	276,700	5,739
Loews Corp.	138,908	5,731

Fifth Third Bancorp	368,920	5,722
Ameriprise Financial Inc.	98,860	5,604
Host Hotels & Resorts Inc.	334,772	5,373
* American International Group Inc.	161,080	5,282
AvalonBay Communities Inc.	38,375	5,219
General Growth Properties Inc.	252,757	4,924
Charles Schwab Corp.	377,200	4,824
* IntercontinentalExchange Inc.	35,869	4,785
* CIT Group Inc.	114,835	4,523
M&T Bank Corp.	46,286	4,405
CME Group Inc.	73,505	4,212
SL Green Realty Corp.	50,810	4,068
Allstate Corp.	102,300	4,052
Plum Creek Timber Co. Inc.	91,500	4,011
KeyCorp	457,769	4,001
* Affiliated Managers Group Inc.	32,250	3,967
* Arch Capital Group Ltd.	92,500	3,855
* CBRE Group Inc. Class A	205,090	3,776
PNC Financial Services Group Inc.	59,631	3,763
* Alleghany Corp.	10,759	3,711
Lincoln National Corp.	150,986	3,652
* Markel Corp.	7,930	3,636
Torchmark Corp.	68,650	3,525
Reinsurance Group of America Inc. Class A	58,819	3,404
WR Berkley Corp.	89,796	3,366
Taubman Centers Inc.	43,500	3,338
DDR Corp.	216,364	3,323
Raymond James Financial Inc.	89,650	3,286
* American Capital Ltd.	288,458	3,271
Principal Financial Group Inc.	120,400	3,244
Unum Group	166,800	3,206
First Republic Bank	90,257	3,110
HCC Insurance Holdings Inc.	91,600	3,104
White Mountains Insurance Group Ltd.	6,041	3,101
Jones Lang LaSalle Inc.	40,577	3,098
Moody's Corp.	70,100	3,096
Brown & Brown Inc.	118,600	3,092
Douglas Emmett Inc.	127,273	2,936
East West Bancorp Inc.	134,700	2,845
* Howard Hughes Corp.	39,999	2,842
Hospitality Properties Trust	119,270	2,836
Apartment Investment & Management Co. Class A	108,443	2,818
Zions Bancorporation	136,284	2,815
* Forest City Enterprises Inc. Class A	177,391	2,812
Assurant Inc.	75,300	2,809
Equity Lifestyle Properties Inc.	40,500	2,759
Camden Property Trust	42,400	2,734
Cullen/Frost Bankers Inc.	47,600	2,734
* Popular Inc.	154,844	2,699
Commerce Bancshares Inc.	66,871	2,697
TD Ameritrade Holding Corp.	174,400	2,681
NASDAQ OMX Group Inc.	114,892	2,676
SEI Investments Co.	123,770	2,655
Leucadia National Corp.	116,219	2,644
Alexandria Real Estate Equities Inc.	35,930	2,642
BlackRock Inc.	14,450	2,576
Retail Properties of America Inc.	226,600	2,565

Eaton Vance Corp.	86,202	2,496
* MBIA Inc.	239,350	2,425
Morgan Stanley	143,800	2,407
* St. Joe Co.	123,091	2,400
* Alexander & Baldwin Inc.	80,714	2,384
* TFS Financial Corp.	260,720	2,365
Chubb Corp.	30,900	2,357
BOK Financial Corp.	38,571	2,280
Bank of New York Mellon Corp.	99,406	2,249
Associated Banc-Corp	170,670	2,248
First Horizon National Corp.	227,345	2,189
* Signature Bank	32,500	2,180
City National Corp.	42,000	2,163
Hudson City Bancorp Inc.	251,902	2,005
Digital Realty Trust Inc.	28,440	1,987
SLM Corp.	123,245	1,937
Janus Capital Group Inc.	203,766	1,924
CNA Financial Corp.	69,500	1,863
Hanover Insurance Group Inc.	49,600	1,848
BB&T Corp.	53,000	1,758
Lazard Ltd. Class A	55,686	1,628
Northern Trust Corp.	34,773	1,614
StanCorp Financial Group Inc.	50,600	1,581
First Citizens BancShares Inc. Class A	9,642	1,571
Prologis Inc.	44,814	1,570
* E*TRADE Financial Corp.	169,979	1,498
ACE Ltd.	18,102	1,369
Post Properties Inc.	27,700	1,329
Hartford Financial Services Group Inc.	64,184	1,248
New York Community Bancorp Inc.	86,400	1,223
American Financial Group Inc.	32,200	1,220
Legg Mason Inc.	47,500	1,172
BRE Properties Inc.	21,500	1,008
Bank of Hawaii Corp.	20,100	917
Federal Realty Investment Trust	8,200	863
Aon plc	16,400	858
People's United Financial Inc.	62,614	760
Interactive Brokers Group Inc.	51,335	720
Invesco Ltd.	12,010	300
Extra Space Storage Inc.	6,100	203
Essex Property Trust Inc.	300	44
* MSCI Inc. Class A	100	4
		623,546
Health Care (11.7%)
Johnson & Johnson	801,298	55,217
Pfizer Inc.	2,052,484	51,004
Merck & Co. Inc.	790,626	35,657
Abbott Laboratories	407,600	27,945
Amgen Inc.	234,487	19,772
UnitedHealth Group Inc.	328,662	18,211
* Express Scripts Holding Co.	262,595	16,457
* Gilead Sciences Inc.	246,200	16,330
* Biogen Idec Inc.	81,661	12,186
* Celgene Corp.	153,819	11,752
Medtronic Inc.	263,600	11,366
Bristol-Myers Squibb Co.	297,241	10,032
Allergan Inc.	108,530	9,939

Thermo Fisher Scientific Inc.	141,756	8,340
Baxter International Inc.	127,341	7,674
Eli Lilly & Co.	155,695	7,382
WellPoint Inc.	124,216	7,206
Becton Dickinson and Co.	80,600	6,332
McKesson Corp.	73,424	6,317
Stryker Corp.	109,200	6,078
St. Jude Medical Inc.	139,832	5,891
Agilent Technologies Inc.	151,706	5,833
Cardinal Health Inc.	145,512	5,671
Cigna Corp.	118,300	5,580
Aetna Inc.	138,944	5,502
Zimmer Holdings Inc.	81,170	5,489
* Watson Pharmaceuticals Inc.	63,683	5,423
Perrigo Co.	44,840	5,209
Humana Inc.	72,800	5,107
* Mylan Inc.	209,137	5,103
AmerisourceBergen Corp. Class A	127,300	4,928
* Forest Laboratories Inc.	136,600	4,864
* Laboratory Corp. of America Holdings	51,900	4,799
* Life Technologies Corp.	95,435	4,665
Quest Diagnostics Inc.	72,800	4,618
* Henry Schein Inc.	55,100	4,368
* Waters Corp.	51,650	4,304
* Mettler-Toledo International Inc.	22,100	3,773
* Hospira Inc.	110,140	3,615
DENTSPLY International Inc.	93,300	3,559
Coventry Health Care Inc.	81,025	3,378
* Endo Health Solutions Inc.	98,847	3,135
PerkinElmer Inc.	106,204	3,130
Universal Health Services Inc. Class B	67,400	3,082
CR Bard Inc.	29,300	3,066
* CareFusion Corp.	97,796	2,776
Warner Chilcott plc Class A	205,594	2,776
Teleflex Inc.	37,000	2,547
Patterson Cos. Inc.	73,530	2,518
Covidien plc	33,900	2,014
* Varian Medical Systems Inc.	28,200	1,701
* Health Net Inc.	74,200	1,670
* Vertex Pharmaceuticals Inc.	28,588	1,600
* Boston Scientific Corp.	243,450	1,397
Omnicare Inc.	40,900	1,389
* Medivation Inc.	12,554	708
Cooper Cos. Inc.	3,600	340
* Intuitive Surgical Inc.	630	312
* DaVita Inc.	2,200	228
Techne Corp.	2,000	144
* Brookdale Senior Living Inc. Class A	3,600	84
* QIAGEN NV	1,200	22
		481,515
Industrials (10.6%)
General Electric Co.	2,917,272	66,251
United Technologies Corp.	280,100	21,929
Boeing Co.	236,770	16,484
Union Pacific Corp.	123,914	14,709
3M Co.	154,200	14,251
Caterpillar Inc.	128,820	11,084

Danaher Corp.	194,200	10,710
United Parcel Service Inc. Class B	147,300	10,542
FedEx Corp.	110,700	9,367
Illinois Tool Works Inc.	155,800	9,265
Deere & Co.	104,800	8,645
Precision Castparts Corp.	52,100	8,510
General Dynamics Corp.	124,400	8,225
CSX Corp.	389,800	8,088
Honeywell International Inc.	131,400	7,851
Norfolk Southern Corp.	121,650	7,741
Cummins Inc.	75,400	6,953
Emerson Electric Co.	142,400	6,874
PACCAR Inc.	142,910	5,720
Parker Hannifin Corp.	67,500	5,642
WW Grainger Inc.	27,000	5,626
Roper Industries Inc.	49,600	5,451
Fastenal Co.	126,000	5,417
Raytheon Co.	88,118	5,037
Northrop Grumman Corp.	72,268	4,801
AMETEK Inc.	132,975	4,714
Fluor Corp.	81,200	4,570
Waste Management Inc.	140,297	4,501
Pall Corp.	69,300	4,400
* Stericycle Inc.	48,408	4,382
C.H. Robinson Worldwide Inc.	74,090	4,338
Flowserve Corp.	31,400	4,011
Rockwell Collins Inc.	73,700	3,953
L-3 Communications Holdings Inc.	54,000	3,872
Equifax Inc.	81,200	3,782
* Jacobs Engineering Group Inc.	91,366	3,694
Expeditors International of Washington Inc.	101,061	3,675
* Quanta Services Inc.	147,048	3,632
Donaldson Co. Inc.	103,200	3,582
* Owens Corning	103,337	3,458
JB Hunt Transport Services Inc.	63,096	3,284
* WABCO Holdings Inc.	56,041	3,232
Valmont Industries Inc.	23,637	3,108
Southwest Airlines Co.	351,687	3,084
IDEX Corp.	71,845	3,001
Toro Co.	75,200	2,991
Joy Global Inc.	52,500	2,943
Carlisle Cos. Inc.	56,500	2,933
Cintas Corp.	70,766	2,933
* Oshkosh Corp.	106,357	2,917
Dun & Bradstreet Corp.	36,200	2,882
Wabtec Corp.	35,800	2,874
MSC Industrial Direct Co. Inc. Class A	41,700	2,813
* Huntington Ingalls Industries Inc.	65,905	2,771
KBR Inc.	89,249	2,661
* Verisk Analytics Inc. Class A	55,500	2,642
Lockheed Martin Corp.	28,020	2,617
Landstar System Inc.	54,289	2,567
* CNH Global NV	64,069	2,484
SPX Corp.	37,400	2,446
Robert Half International Inc.	87,500	2,330
* Terex Corp.	99,066	2,237
Xylem Inc.	87,100	2,191

Stanley Black & Decker Inc.	26,745	2,039
Manpower Inc.	54,600	2,009
Iron Mountain Inc.	57,536	1,963
* TransDigm Group Inc.	13,034	1,849
Lennox International Inc.	35,090	1,697
Alliant Techsystems Inc.	33,100	1,659
Textron Inc.	61,020	1,597
Tyco International Ltd.	25,300	1,423
Graco Inc.	27,658	1,391
Con-way Inc.	46,800	1,281
Gardner Denver Inc.	19,846	1,199
Exelis Inc.	87,100	901
ITT Corp.	43,550	878
Manitowoc Co. Inc.	62,200	830
* Navistar International Corp.	32,334	682
Republic Services Inc. Class A	19,512	537
* AGCO Corp.	10,600	503
* Babcock & Wilcox Co.	10,920	278
* Engility Holdings Inc.	14,700	271
* KAR Auction Services Inc.	10,953	216
Ryder System Inc.	3,600	141
* Hertz Global Holdings Inc.	7,000	96
* Fortune Brands Home & Security Inc.	2,546	69
		433,187
Information Technology (19.5%)
Apple Inc.	265,170	176,937
International Business Machines Corp.	315,858	65,525
Microsoft Corp.	2,063,000	61,436
* Google Inc. Class A	75,758	57,159
Oracle Corp.	1,138,334	35,846
Cisco Systems Inc.	1,619,290	30,912
Intel Corp.	1,303,330	29,560
QUALCOMM Inc.	415,720	25,978
Visa Inc. Class A	157,298	21,122
* EMC Corp.	661,500	18,039
* eBay Inc.	372,118	18,014
Mastercard Inc. Class A	35,440	16,000
Hewlett-Packard Co.	632,423	10,789
Texas Instruments Inc.	389,800	10,739
* Cognizant Technology Solutions Corp. Class A	119,097	8,327
* Yahoo! Inc.	481,420	7,691
Broadcom Corp. Class A	203,950	7,053
Intuit Inc.	119,760	7,051
* Adobe Systems Inc.	207,700	6,742
Corning Inc.	504,200	6,630
Accenture plc Class A	88,713	6,213
* Citrix Systems Inc.	80,756	6,184
* Symantec Corp.	325,351	5,856
* Teradata Corp.	76,264	5,751
Western Union Co.	290,095	5,286
* Fiserv Inc.	70,050	5,186
Altera Corp.	140,647	4,780
CA Inc.	183,266	4,722
Amphenol Corp. Class A	79,800	4,699
Applied Materials Inc.	417,500	4,661
Analog Devices Inc.	118,166	4,631
* NetApp Inc.	137,963	4,536

Western Digital Corp.	114,100	4,419
KLA-Tencor Corp.	90,600	4,322
Xerox Corp.	577,604	4,240
* Autodesk Inc.	126,488	4,221
Dell Inc.	415,500	4,097
Fidelity National Information Services Inc.	130,478	4,074
* BMC Software Inc.	96,266	3,994
Linear Technology Corp.	124,200	3,956
* Synopsys Inc.	108,990	3,599
* NVIDIA Corp.	255,244	3,405
* AOL Inc.	93,340	3,288
* Cadence Design Systems Inc.	245,160	3,154
* Avnet Inc.	105,400	3,066
* CoreLogic Inc.	114,846	3,047
* LSI Corp.	428,628	2,962
* Lam Research Corp.	91,845	2,919
Global Payments Inc.	69,217	2,895
* Arrow Electronics Inc.	84,500	2,849
Automatic Data Processing Inc.	47,100	2,763
* Compuware Corp.	276,640	2,742
Computer Sciences Corp.	78,900	2,541
* Tech Data Corp.	55,510	2,515
Motorola Solutions Inc.	49,604	2,508
DST Systems Inc.	42,800	2,421
Xilinx Inc.	71,336	2,383
* NCR Corp.	99,574	2,321
Microchip Technology Inc.	65,100	2,131
* Juniper Networks Inc.	119,000	2,036
* Zynga Inc. Class A	695,800	1,976
* Fairchild Semiconductor International Inc. Class A	147,958	1,941
* Ingram Micro Inc.	125,000	1,904
Total System Services Inc.	74,759	1,772
Lender Processing Services Inc.	61,250	1,708
* Alliance Data Systems Corp.	11,600	1,647
* Teradyne Inc.	110,200	1,567
Broadridge Financial Solutions Inc.	58,725	1,370
* Atmel Corp.	248,700	1,308
IAC/InterActiveCorp	24,515	1,276
* Rovi Corp.	81,900	1,188
* Electronic Arts Inc.	90,200	1,145
Lexmark International Inc. Class A	50,300	1,119
* Zebra Technologies Corp.	27,257	1,023
Solera Holdings Inc.	22,096	969
Molex Inc.	24,751	650
Amdocs Ltd.	12,000	396
Activision Blizzard Inc.	32,800	370
* Micron Technology Inc.	56,400	338
* Advanced Micro Devices Inc.	81,100	273
Harris Corp.	4,300	220
* Salesforce.com Inc.	1,400	214
* VeriSign Inc.	2,305	112
		797,409
Materials (3.8%)
Freeport-McMoRan Copper & Gold Inc.	294,908	11,672
Praxair Inc.	105,400	10,949
Newmont Mining Corp.	164,386	9,207
EI du Pont de Nemours & Co.	160,300	8,058

Monsanto Co.	82,434	7,503
Ecolab Inc.	109,138	7,073
LyondellBasell Industries NV Class A	132,900	6,866
CF Industries Holdings Inc.	28,660	6,369
Dow Chemical Co.	178,640	5,173
Nucor Corp.	129,600	4,959
Sigma-Aldrich Corp.	63,400	4,563
FMC Corp.	78,000	4,320
Mosaic Co.	71,400	4,113
Airgas Inc.	48,100	3,959
Ball Corp.	91,200	3,859
* Crown Holdings Inc.	103,000	3,785
* WR Grace & Co.	58,689	3,467
Celanese Corp. Class A	90,011	3,412
* Allied Nevada Gold Corp.	86,213	3,368
Albemarle Corp.	60,400	3,182
Cytec Industries Inc.	46,300	3,034
Rockwood Holdings Inc.	62,760	2,925
Vulcan Materials Co.	53,708	2,540
Martin Marietta Materials Inc.	30,600	2,536
* Intrepid Potash Inc.	115,925	2,490
Reliance Steel & Aluminum Co.	46,300	2,424
Scotts Miracle-Gro Co. Class A	51,099	2,221
Royal Gold Inc.	21,768	2,174
* Molycorp Inc.	183,500	2,110
* Tahoe Resources Inc.	91,880	1,871
Titanium Metals Corp.	139,110	1,785
Cliffs Natural Resources Inc.	42,761	1,673
Sealed Air Corp.	106,072	1,640
Allegheny Technologies Inc.	50,100	1,598
* Owens-Illinois Inc.	81,480	1,529
Valspar Corp.	23,400	1,313
International Paper Co.	35,900	1,304
Packaging Corp. of America	26,600	966
Eastman Chemical Co.	14,106	804
Southern Copper Corp.	21,224	729
Air Products & Chemicals Inc.	5,700	471
		153,994
Telecommunication Services (3.1%)
AT&T Inc.	1,702,979	64,202
Verizon Communications Inc.	711,342	32,416
* Crown Castle International Corp.	118,100	7,570
* Sprint Nextel Corp.	1,298,979	7,171
* SBA Communications Corp. Class A	72,050	4,532
CenturyLink Inc.	94,364	3,812
Telephone & Data Systems Inc.	80,594	2,064
* United States Cellular Corp.	44,516	1,742
* Level 3 Communications Inc.	58,413	1,342
Frontier Communications Corp.	69,223	339
		125,190
Utilities (2.9%)
NextEra Energy Inc.	122,451	8,612
Duke Energy Corp.	111,730	7,240
Edison International	142,500	6,511
Exelon Corp.	182,000	6,476
Sempra Energy	100,036	6,451

PG&E Corp.		145,600	6,213
FirstEnergy Corp.		137,900	6,081
Southern Co.		124,900	5,757
Northeast Utilities		142,899	5,463
CenterPoint Energy Inc.		213,800	4,554
Wisconsin Energy Corp.		120,084	4,524
* Calpine Corp.		236,180	4,086
* AES Corp.		359,398	3,943
CMS Energy Corp.		164,986	3,885
NRG Energy Inc.		173,406	3,709
SCANA Corp.		74,200	3,582
Dominion Resources Inc.		67,086	3,551
NV Energy Inc.		191,083	3,441
ITC Holdings Corp.		43,093	3,257
American Water Works Co. Inc.		87,200	3,232
Integrys Energy Group Inc.		61,481	3,209
Entergy Corp.		43,600	3,021
MDU Resources Group Inc.		137,050	3,021
Aqua America Inc.		115,183	2,852
Questar Corp.		115,800	2,354
Public Service Enterprise Group Inc.		69,800	2,246
UGI Corp.		34,466	1,094
National Fuel Gas Co.		19,487	1,053
NiSource Inc.		35,920	915
American Electric Power Co. Inc.		9,300	409
			120,742
Total Common Stocks (Cost $2,751,411)			4,098,395
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$5,324)	0.163%	5,324,389	5,324

Total Investments (100.1%) (Cost $2,756,735)			4,103,719
Other Assets and Liabilities-Net (-0.1%)			(5,331)
Net Assets (100%)			4,098,388

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Capital Appreciation Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,098,332	63	—
Temporary Cash Investments	5,324	—	—
Total	4,103,656	63	—

C. At September 30, 2012, the cost of investment securities for tax purposes was $2,756,735,000. Net unrealized appreciation of investment securities for tax purposes was $1,346,984,000, consisting of unrealized gains of $1,471,958,000 on securities that had risen in value since their purchase and $124,974,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (48.3%)
Consumer Discretionary (5.8%)
	Walt Disney Co.	62,566	3,271
*	Amazon.com Inc.	12,752	3,243
	McDonald's Corp.	30,774	2,824
	Comcast Corp. Class A	77,645	2,777
	Home Depot Inc.	38,799	2,342
	News Corp. Class A	79,351	1,946
*	DIRECTV	26,718	1,402
	Target Corp.	22,045	1,399
	Ford Motor Co.	139,400	1,374
	NIKE Inc. Class B	14,247	1,352
	Starbucks Corp.	26,263	1,333
	TJX Cos. Inc.	29,186	1,307
	Lowe's Cos. Inc.	42,215	1,277
	Time Warner Inc.	25,796	1,169
	Viacom Inc. Class B	21,227	1,138
*	priceline.com Inc.	1,718	1,063
	Yum! Brands Inc.	15,505	1,029
	CBS Corp. Class B	27,700	1,006
	Coach Inc.	13,120	735
	Time Warner Cable Inc.	7,643	727
	Ross Stores Inc.	11,104	717
*	Bed Bath & Beyond Inc.	11,100	699
	Macy's Inc.	18,494	696
*	General Motors Co.	30,400	692
*	Liberty Media Corp. - Liberty Capital Class A	6,204	646
	Gap Inc.	17,925	641
	Starwood Hotels & Resorts Worldwide Inc.	10,707	621
	Carnival Corp.	16,650	607
*	Dollar Tree Inc.	12,088	584
	Kohl's Corp.	11,385	583
*	O'Reilly Automotive Inc.	6,562	549
	Virgin Media Inc.	18,636	549
	Ralph Lauren Corp. Class A	3,573	540
	Marriott International Inc. Class A	13,683	535
	Harley-Davidson Inc.	12,290	521
	PetSmart Inc.	7,424	512
	Tractor Supply Co.	5,157	510
*	AutoZone Inc.	1,351	499
	PVH Corp.	5,283	495
	DR Horton Inc.	22,722	469
	Family Dollar Stores Inc.	6,866	455
	DISH Network Corp. Class A	14,505	444
	Lennar Corp. Class A	12,623	439
	Scripps Networks Interactive Inc. Class A	7,068	433
	Jarden Corp.	8,092	428
*	Liberty Global Inc. Class A	6,732	409
	Expedia Inc.	6,991	404
	Advance Auto Parts Inc.	5,864	401
*	Discovery Communications Inc. Class A	6,041	360

Staples Inc.	29,898	344
Harman International Industries Inc.	7,407	342
Brinker International Inc.	9,637	340
* Dollar General Corp.	6,500	335
Dillard's Inc. Class A	4,613	334
Wyndham Worldwide Corp.	6,300	331
* NVR Inc.	380	321
Johnson Controls Inc.	11,700	321
Lear Corp.	8,200	310
* BorgWarner Inc.	4,476	309
* Liberty Global Inc.	5,446	307
Royal Caribbean Cruises Ltd.	10,147	307
Hasbro Inc.	7,712	294
John Wiley & Sons Inc. Class A	6,318	290
Morningstar Inc.	4,628	290
Aaron's Inc.	10,311	287
International Game Technology	21,367	280
Newell Rubbermaid Inc.	13,318	254
Las Vegas Sands Corp.	5,400	250
Comcast Corp.	6,476	225
Thor Industries Inc.	6,000	218
* TripAdvisor Inc.	6,191	204
Service Corp. International	14,900	201
Wendy's Co.	43,670	199
DeVry Inc.	8,600	196
* Apollo Group Inc. Class A	6,500	189
Abercrombie & Fitch Co.	5,400	183
Gentex Corp.	10,743	183
Weight Watchers International Inc.	3,433	181
Omnicom Group Inc.	3,200	165
DSW Inc. Class A	2,400	160
* Panera Bread Co. Class A	900	154
Polaris Industries Inc.	1,800	146
Chico's FAS Inc.	7,000	127
Guess? Inc.	4,600	117
McGraw-Hill Cos. Inc.	1,800	98
* Hanesbrands Inc.	2,800	89
* Toll Brothers Inc.	2,000	66
* MGM Resorts International	4,013	43
* Liberty Interactive Corp. Class A	2,138	40
Signet Jewelers Ltd.	600	29
* AMC Networks Inc. Class A	573	25
Lennar Corp. Class B	680	18
Cablevision Systems Corp. Class A	1,094	17
Tiffany & Co.	200	12
* Netflix Inc.	177	10
H&R Block Inc.	500	9
* Liberty Ventures Class A	106	5
		57,307
Consumer Staples (4.8%)
Procter & Gamble Co.	83,449	5,788
Coca-Cola Co.	131,564	4,990
Philip Morris International Inc.	49,594	4,460
Wal-Mart Stores Inc.	55,649	4,107
PepsiCo Inc.	44,190	3,127
CVS Caremark Corp.	42,092	2,038
Colgate-Palmolive Co.	17,935	1,923

Kraft Foods Inc.	40,137	1,660
Costco Wholesale Corp.	15,717	1,574
Altria Group Inc.	44,900	1,499
Walgreen Co.	28,118	1,025
Archer-Daniels-Midland Co.	29,073	790
Whole Foods Market Inc.	7,400	721
Mead Johnson Nutrition Co.	9,713	712
Estee Lauder Cos. Inc. Class A	11,118	685
Hershey Co.	8,200	581
JM Smucker Co.	6,651	574
Bunge Ltd.	8,530	572
General Mills Inc.	14,314	570
Coca-Cola Enterprises Inc.	18,186	569
Brown-Forman Corp. Class B	8,688	567
Beam Inc.	9,400	541
McCormick & Co. Inc.	8,147	505
Dr Pepper Snapple Group Inc.	11,332	505
* Monster Beverage Corp.	9,238	500
Church & Dwight Co. Inc.	8,655	467
Clorox Co.	6,400	461
Kroger Co.	19,300	454
* Constellation Brands Inc. Class A	13,587	440
Kimberly-Clark Corp.	4,772	409
Herbalife Ltd.	8,627	409
* Ralcorp Holdings Inc.	5,599	409
Ingredion Inc.	7,386	407
Tyson Foods Inc. Class A	24,710	396
* Dean Foods Co.	23,302	381
Energizer Holdings Inc.	5,065	378
Hormel Foods Corp.	12,492	365
* Smithfield Foods Inc.	17,756	349
Hillshire Brands Co.	12,887	345
Safeway Inc.	20,134	324
Molson Coors Brewing Co. Class B	5,600	252
* Green Mountain Coffee Roasters Inc.	8,629	205
Sysco Corp.	1,500	47
Avon Products Inc.	2,100	34
		47,115
Energy (5.1%)
Exxon Mobil Corp.	148,015	13,536
Chevron Corp.	58,132	6,776
Schlumberger Ltd.	33,567	2,428
Occidental Petroleum Corp.	20,404	1,756
ConocoPhillips	28,412	1,625
Anadarko Petroleum Corp.	19,490	1,363
National Oilwell Varco Inc.	16,529	1,324
Apache Corp.	14,714	1,272
Phillips 66	26,406	1,224
EOG Resources Inc.	10,628	1,191
Halliburton Co.	30,064	1,013
Devon Energy Corp.	15,657	947
Marathon Petroleum Corp.	15,241	832
Noble Energy Inc.	7,999	742
Hess Corp.	13,204	709
* Cameron International Corp.	12,452	698
Pioneer Natural Resources Co.	6,519	681
* Southwestern Energy Co.	19,031	662

Range Resources Corp.	9,046	632
* FMC Technologies Inc.	13,286	615
Cabot Oil & Gas Corp.	13,152	590
* Concho Resources Inc.	6,200	587
EQT Corp.	7,897	466
QEP Resources Inc.	14,125	447
SM Energy Co.	7,172	388
Diamond Offshore Drilling Inc.	5,860	386
* Plains Exploration & Production Co.	10,148	380
Helmerich & Payne Inc.	7,715	367
* Ultra Petroleum Corp.	16,400	360
Murphy Oil Corp.	6,700	360
* Newfield Exploration Co.	11,327	355
* Continental Resources Inc.	4,564	351
HollyFrontier Corp.	8,292	342
Cimarex Energy Co.	5,776	338
* Dresser-Rand Group Inc.	6,122	337
* Oil States International Inc.	4,098	326
Energen Corp.	5,830	306
* Rowan Cos. plc Class A	8,883	300
* SEACOR Holdings Inc.	3,397	283
Peabody Energy Corp.	11,809	263
Baker Hughes Inc.	5,750	260
Marathon Oil Corp.	8,482	251
CONSOL Energy Inc.	7,605	228
* Nabors Industries Ltd.	16,090	226
World Fuel Services Corp.	5,400	192
* Kosmos Energy Ltd.	14,997	171
* Whiting Petroleum Corp.	3,600	171
* SandRidge Energy Inc.	21,613	151
* McDermott International Inc.	11,085	135
Patterson-UTI Energy Inc.	8,502	135
CARBO Ceramics Inc.	2,108	133
* Superior Energy Services Inc.	6,121	126
EXCO Resources Inc.	13,311	107
* Denbury Resources Inc.	4,200	68
Chesapeake Energy Corp.	2,100	40
* Alpha Natural Resources Inc.	3,888	25
		49,977
Financials (7.5%)
* Berkshire Hathaway Inc. Class B	60,777	5,361
Wells Fargo & Co.	145,121	5,011
JPMorgan Chase & Co.	105,901	4,287
Citigroup Inc.	103,692	3,393
Bank of America Corp.	373,017	3,294
Goldman Sachs Group Inc.	18,285	2,079
American Express Co.	34,259	1,948
Simon Property Group Inc.	11,278	1,712
US Bancorp	46,300	1,588
Capital One Financial Corp.	21,992	1,254
American Tower Corporation	16,173	1,155
Morgan Stanley	60,360	1,010
Discover Financial Services	24,229	963
Franklin Resources Inc.	6,525	816
Public Storage	5,672	789
SunTrust Banks Inc.	27,529	778
Aon plc	14,800	774

Equity Residential	13,350	768
* American International Group Inc.	23,300	764
State Street Corp.	18,069	758
Boston Properties Inc.	6,781	750
Travelers Cos. Inc.	10,589	723
Weyerhaeuser Co.	27,357	715
Loews Corp.	15,716	649
AvalonBay Communities Inc.	4,700	639
Progressive Corp.	30,397	630
Host Hotels & Resorts Inc.	37,699	605
General Growth Properties Inc.	30,900	602
Fifth Third Bancorp	38,275	594
Bank of New York Mellon Corp.	25,100	568
Regions Financial Corp.	78,215	564
* IntercontinentalExchange Inc.	4,171	557
Charles Schwab Corp.	43,305	554
Moody's Corp.	12,500	552
Lincoln National Corp.	20,930	506
Vornado Realty Trust	6,000	486
PNC Financial Services Group Inc.	7,700	486
SL Green Realty Corp.	6,059	485
* CBRE Group Inc. Class A	25,773	475
MetLife Inc.	12,940	446
Federal Realty Investment Trust	4,219	444
* Affiliated Managers Group Inc.	3,584	441
Comerica Inc.	13,700	425
Aflac Inc.	8,800	421
* Alleghany Corp.	1,219	421
Torchmark Corp.	7,948	408
Unum Group	20,827	400
Hartford Financial Services Group Inc.	20,400	397
* MSCI Inc. Class A	10,934	391
Leucadia National Corp.	17,000	387
Essex Property Trust Inc.	2,600	385
Taubman Centers Inc.	5,000	384
Zions Bancorporation	18,451	381
WR Berkley Corp.	10,143	380
Alexandria Real Estate Equities Inc.	5,100	375
Allstate Corp.	9,400	372
* Arch Capital Group Ltd.	8,850	369
Reinsurance Group of America Inc. Class A	6,370	369
RenaissanceRe Holdings Ltd.	4,698	362
Digital Realty Trust Inc.	5,143	359
Extra Space Storage Inc.	10,800	359
First Republic Bank/CA	10,400	358
First Horizon National Corp.	36,840	355
* American Capital Ltd.	31,200	354
* Markel Corp.	771	354
DDR Corp.	22,907	352
HCC Insurance Holdings Inc.	10,264	348
Douglas Emmett Inc.	14,834	342
Raymond James Financial Inc.	9,334	342
* Howard Hughes Corp.	4,800	341
Jones Lang LaSalle Inc.	4,412	337
Brown & Brown Inc.	12,861	335
KeyCorp	38,318	335
* Forest City Enterprises Inc. Class A	20,713	328

Allied World Assurance Co. Holdings AG	4,248	328
Apartment Investment & Management Co. Class A	12,576	327
Legg Mason Inc.	13,154	325
* St. Joe Co.	16,600	324
Tanger Factory Outlet Centers	10,000	323
Associated Banc-Corp	24,527	323
East West Bancorp Inc.	15,169	320
CapitalSource Inc.	41,714	316
Equity Lifestyle Properties Inc.	4,600	313
Assurant Inc.	8,400	313
American Financial Group Inc.	8,250	313
TCF Financial Corp.	24,400	291
Retail Properties of America Inc.	25,300	286
SEI Investments Co.	13,347	286
Washington Federal Inc.	17,000	284
White Mountains Insurance Group Ltd.	538	276
Assured Guaranty Ltd.	20,094	274
Chubb Corp.	3,400	259
Prudential Financial Inc.	4,712	257
TD Ameritrade Holding Corp.	16,661	256
NASDAQ OMX Group Inc.	10,873	253
Commerce Bancshares Inc.	6,271	253
* Alexander & Baldwin Inc.	8,400	248
Huntington Bancshares Inc.	35,900	248
First Citizens BancShares Inc. Class A	1,517	247
* TFS Financial Corp.	27,100	246
BOK Financial Corp.	4,040	239
CNA Financial Corp.	8,693	233
* MBIA Inc.	22,375	227
Lazard Ltd. Class A	7,700	225
LPL Financial Holdings Inc.	7,400	211
BB&T Corp.	5,800	192
Hanover Insurance Group Inc.	5,014	187
* Signature Bank	2,400	161
BRE Properties Inc.	3,400	159
ACE Ltd.	2,100	159
StanCorp Financial Group Inc.	5,000	156
CME Group Inc.	2,495	143
BlackRock Inc.	722	129
Jefferies Group Inc.	9,300	127
Prologis Inc.	3,600	126
ProAssurance Corp.	1,300	118
* Genworth Financial Inc. Class A	20,900	109
* CIT Group Inc.	2,100	83
City National Corp.	1,500	77
Hospitality Properties Trust	3,122	74
M&T Bank Corp.	750	71
Ameriprise Financial Inc.	1,180	67
* E*TRADE Financial Corp.	3,200	28
Cullen/Frost Bankers Inc.	200	12
People's United Financial Inc.	400	5
		73,606
Health Care (5.7%)
Johnson & Johnson	78,944	5,440
Pfizer Inc.	214,190	5,323
Merck & Co. Inc.	82,621	3,726
Abbott Laboratories	43,600	2,989

Amgen Inc.	28,555	2,408
UnitedHealth Group Inc.	37,413	2,073
* Gilead Sciences Inc.	28,901	1,917
* Express Scripts Holding Co.	30,149	1,889
* Biogen Idec Inc.	9,411	1,404
* Celgene Corp.	17,812	1,361
Allergan Inc.	12,609	1,155
Bristol-Myers Squibb Co.	33,960	1,146
Medtronic Inc.	23,200	1,000
Thermo Fisher Scientific Inc.	16,567	975
* Alexion Pharmaceuticals Inc.	8,486	971
McKesson Corp.	10,036	863
Eli Lilly & Co.	18,200	863
WellPoint Inc.	13,626	790
* Intuitive Surgical Inc.	1,590	788
Stryker Corp.	13,949	776
Cigna Corp.	14,962	706
Agilent Technologies Inc.	17,507	673
Aetna Inc.	15,855	628
* Watson Pharmaceuticals Inc.	7,264	619
Covidien plc	10,400	618
Zimmer Holdings Inc.	9,070	613
Perrigo Co.	5,228	607
* Mylan Inc.	24,356	594
St. Jude Medical Inc.	13,835	583
AmerisourceBergen Corp. Class A	14,206	550
* Forest Laboratories Inc.	15,419	549
* Life Technologies Corp.	11,217	548
* Vertex Pharmaceuticals Inc.	9,400	526
CR Bard Inc.	4,965	520
Cardinal Health Inc.	13,245	516
Quest Diagnostics Inc.	8,019	509
* DaVita Inc.	4,800	497
* Waters Corp.	5,918	493
* Laboratory Corp. of America Holdings	5,191	480
Humana Inc.	6,400	449
Baxter International Inc.	7,100	428
* Mettler-Toledo International Inc.	2,500	427
Cooper Cos. Inc.	4,484	424
* Hospira Inc.	12,260	402
Universal Health Services Inc. Class B	8,717	399
DENTSPLY International Inc.	10,283	392
* Endo Health Solutions Inc.	11,669	370
Omnicare Inc.	10,893	370
HCA Holdings Inc.	10,844	361
PerkinElmer Inc.	12,100	357
* Varian Medical Systems Inc.	5,800	350
Techne Corp.	4,600	331
Patterson Cos. Inc.	9,000	308
Warner Chilcott plc Class A	22,709	307
* Illumina Inc.	5,800	280
* Tenet Healthcare Corp.	42,100	264
Hill-Rom Holdings Inc.	8,722	254
* CareFusion Corp.	8,395	238
* Bio-Rad Laboratories Inc. Class A	2,100	224
Becton Dickinson and Co.	1,684	132
* Edwards Lifesciences Corp.	919	99

* QIAGEN NV	3,200	59
* Cerner Corp.	505	39
		55,950
Industrials (5.0%)
General Electric Co.	311,909	7,083
Union Pacific Corp.	17,026	2,021
United Technologies Corp.	24,876	1,948
3M Co.	16,900	1,562
Danaher Corp.	23,251	1,282
Caterpillar Inc.	13,500	1,162
Boeing Co.	15,820	1,101
United Parcel Service Inc. Class B	15,200	1,088
FedEx Corp.	12,376	1,047
Precision Castparts Corp.	6,152	1,005
Honeywell International Inc.	13,600	813
Raytheon Co.	14,149	809
Tyco International Ltd.	13,700	771
Cummins Inc.	7,321	675
Ingersoll-Rand plc	14,900	668
CSX Corp.	29,700	616
WW Grainger Inc.	2,932	611
Roper Industries Inc.	5,310	583
Fluor Corp.	9,958	560
AMETEK Inc.	14,200	503
* TransDigm Group Inc.	3,510	498
Emerson Electric Co.	10,300	497
Textron Inc.	18,111	474
* Stericycle Inc.	5,198	471
Pall Corp.	7,400	470
Flowserve Corp.	3,671	469
Deere & Co.	5,600	462
Southwest Airlines Co.	50,857	446
C.H. Robinson Worldwide Inc.	7,611	446
* Fortune Brands Home & Security Inc.	15,625	422
* Quanta Services Inc.	16,995	420
Equifax Inc.	8,958	417
* Jacobs Engineering Group Inc.	10,295	416
* AGCO Corp.	8,737	415
Donaldson Co. Inc.	11,786	409
Expeditors International of Washington Inc.	11,166	406
Joy Global Inc.	7,219	405
Republic Services Inc. Class A	14,110	388
Nordson Corp.	6,550	384
Valmont Industries Inc.	2,911	383
KBR Inc.	12,796	382
JB Hunt Transport Services Inc.	7,310	380
Stanley Black & Decker Inc.	4,927	376
* B/E Aerospace Inc.	8,911	375
* Shaw Group Inc.	8,600	375
Wabtec Corp.	4,653	374
Chicago Bridge & Iron Co. NV	9,558	364
* WABCO Holdings Inc.	6,296	363
Gardner Denver Inc.	5,988	362
Regal-Beloit Corp.	5,000	352
* AECOM Technology Corp.	16,334	346
Rockwell Collins Inc.	6,400	343
* Babcock & Wilcox Co.	13,319	339

Trinity Industries Inc.	11,200	336
Towers Watson & Co. Class A	6,300	334
Toro Co.	8,318	331
* Huntington Ingalls Industries Inc.	7,819	329
Manitowoc Co. Inc.	24,400	325
Triumph Group Inc.	5,000	313
PACCAR Inc.	7,800	312
* Spirit Aerosystems Holdings Inc. Class A	14,000	311
Waste Connections Inc.	10,200	309
Pentair Inc.	6,800	303
Copa Holdings SA Class A	3,638	296
Robert Half International Inc.	11,000	293
* WESCO International Inc.	5,019	287
ITT Corp.	13,869	279
MSC Industrial Direct Co. Inc. Class A	4,100	277
Dun & Bradstreet Corp.	3,400	271
Armstrong World Industries Inc.	5,803	269
Landstar System Inc.	5,685	269
URS Corp.	7,607	269
SPX Corp.	3,997	261
UTi Worldwide Inc.	19,212	259
* MRC Global Inc.	10,500	258
Covanta Holding Corp.	14,400	247
* CNH Global NV	6,300	244
Kansas City Southern	3,200	242
General Dynamics Corp.	3,491	231
Illinois Tool Works Inc.	3,700	220
Xylem Inc.	8,739	220
Cintas Corp.	5,150	213
* Navistar International Corp.	9,846	208
Fastenal Co.	4,725	203
Manpower Inc.	5,250	193
Norfolk Southern Corp.	2,700	172
Alliant Techsystems Inc.	3,386	170
Con-way Inc.	6,065	166
* Air Lease Corp.	8,000	163
* Verisk Analytics Inc. Class A	3,000	143
Kennametal Inc.	3,300	122
* Owens Corning	3,600	120
Lincoln Electric Holdings Inc.	3,023	118
* Delta Air Lines Inc.	12,100	111
* Oshkosh Corp.	3,547	97
Exelis Inc.	8,739	90
Lockheed Martin Corp.	803	75
Ryder System Inc.	1,400	55
L-3 Communications Holdings Inc.	489	35
* United Continental Holdings Inc.	1,200	23
IDEX Corp.	529	22
* Engility Holdings Inc.	81	1
		49,732
Information Technology (9.3%)
Apple Inc.	30,664	20,461
International Business Machines Corp.	35,847	7,436
* Google Inc. Class A	8,772	6,619
Microsoft Corp.	221,856	6,607
Oracle Corp.	130,390	4,106
QUALCOMM Inc.	57,700	3,606

Intel Corp.	151,400	3,434
Cisco Systems Inc.	172,915	3,301
Visa Inc. Class A	18,424	2,474
* EMC Corp.	77,436	2,112
* eBay Inc.	42,744	2,069
Mastercard Inc. Class A	4,080	1,842
Texas Instruments Inc.	40,646	1,120
Hewlett-Packard Co.	65,489	1,117
* Cognizant Technology Solutions Corp. Class A	13,698	958
Accenture plc Class A	13,600	952
* Salesforce.com Inc.	6,103	932
* Yahoo! Inc.	55,566	888
Broadcom Corp. Class A	24,643	852
Intuit Inc.	13,524	796
* Adobe Systems Inc.	23,896	776
Corning Inc.	58,977	776
* Symantec Corp.	38,839	699
Dell Inc.	70,601	696
* Citrix Systems Inc.	8,754	670
Motorola Solutions Inc.	12,867	650
* Teradata Corp.	8,451	637
Altera Corp.	17,552	597
Applied Materials Inc.	53,080	593
* NetApp Inc.	17,971	591
* Fiserv Inc.	7,771	575
Amphenol Corp. Class A	9,296	547
* VeriSign Inc.	10,728	522
CA Inc.	19,407	500
Analog Devices Inc.	12,396	486
Fidelity National Information Services Inc.	15,481	483
* Alliance Data Systems Corp.	3,377	479
Western Union Co.	25,665	468
Avago Technologies Ltd.	13,035	454
Xilinx Inc.	13,429	449
* BMC Software Inc.	10,783	447
KLA-Tencor Corp.	9,012	430
FactSet Research Systems Inc.	4,099	395
* Autodesk Inc.	11,608	387
* Synopsys Inc.	11,500	380
IAC/InterActiveCorp	7,200	375
Solera Holdings Inc.	8,190	359
Activision Blizzard Inc.	31,360	354
* Juniper Networks Inc.	20,600	352
Global Payments Inc.	8,214	344
FLIR Systems Inc.	16,969	339
Jabil Circuit Inc.	17,500	328
DST Systems Inc.	5,230	296
National Instruments Corp.	11,411	287
Total System Services Inc.	11,700	277
SAIC Inc.	22,806	275
Computer Sciences Corp.	8,200	264
* Lam Research Corp.	7,700	245
* NVIDIA Corp.	17,900	239
Automatic Data Processing Inc.	3,674	216
* Fairchild Semiconductor International Inc. Class A	16,325	214
Xerox Corp.	26,155	192
* Atmel Corp.	28,800	152

Maxim Integrated Products Inc.	5,500	146
Marvell Technology Group Ltd.	15,000	137
Linear Technology Corp.	4,000	127
* Ingram Micro Inc.	7,800	119
Lexmark International Inc. Class A	5,300	118
Harris Corp.	2,100	108
* LSI Corp.	14,400	100
* NCR Corp.	4,000	93
* Tech Data Corp.	1,400	63
AVX Corp.	6,400	61
* Facebook Inc. Class A	2,000	43
* Freescale Semiconductor Ltd.	2,600	25
* Arrow Electronics Inc.	700	24
Lender Processing Services Inc.	800	22
		91,663
Materials (1.9%)
Monsanto Co.	19,008	1,730
Freeport-McMoRan Copper & Gold Inc.	29,394	1,163
EI du Pont de Nemours & Co.	16,728	841
Ecolab Inc.	12,200	791
CF Industries Holdings Inc.	3,412	758
Mosaic Co.	12,948	746
LyondellBasell Industries NV Class A	13,538	699
Newmont Mining Corp.	12,354	692
Sherwin-Williams Co.	4,600	685
Sigma-Aldrich Corp.	7,380	531
Dow Chemical Co.	18,300	530
FMC Corp.	8,798	487
Vulcan Materials Co.	10,134	479
Royal Gold Inc.	4,771	476
Praxair Inc.	4,400	457
Ball Corp.	10,718	454
Alcoa Inc.	49,200	435
* Crown Holdings Inc.	11,441	421
Ashland Inc.	5,798	415
Airgas Inc.	5,019	413
* WR Grace & Co.	6,600	390
Celanese Corp. Class A	10,140	384
Cytec Industries Inc.	5,833	382
Reliance Steel & Aluminum Co.	6,800	356
Westlake Chemical Corp.	4,600	336
* Owens-Illinois Inc.	17,000	319
Silgan Holdings Inc.	7,206	314
United States Steel Corp.	16,059	306
Nucor Corp.	7,400	283
Albemarle Corp.	5,200	274
Scotts Miracle-Gro Co. Class A	5,042	219
Martin Marietta Materials Inc.	2,286	190
Sealed Air Corp.	11,800	182
International Paper Co.	4,943	180
Cliffs Natural Resources Inc.	4,384	172
Walter Energy Inc.	5,107	166
Eastman Chemical Co.	2,640	151
* Intrepid Potash Inc.	6,803	146
Titanium Metals Corp.	9,700	125
Valspar Corp.	1,600	90
* Tahoe Resources Inc.	3,200	65

Air Products & Chemicals Inc.	500	41
		18,274
Telecommunication Services (1.5%)
AT&T Inc.	171,066	6,449
Verizon Communications Inc.	76,500	3,486
* Crown Castle International Corp.	13,467	863
* Sprint Nextel Corp.	148,535	820
* SBA Communications Corp. Class A	8,011	504
* Level 3 Communications Inc.	17,700	407
* MetroPCS Communications Inc.	33,900	397
* tw telecom inc Class A	14,900	389
Telephone & Data Systems Inc.	14,125	362
* NII Holdings Inc.	34,951	274
* United States Cellular Corp.	6,515	255
CenturyLink Inc.	3,300	133
* Clearwire Corp. Class A	10,263	14
		14,353
Utilities (1.7%)
Southern Co.	29,442	1,357
NextEra Energy Inc.	15,197	1,069
Duke Energy Corp.	12,830	831
Public Service Enterprise Group Inc.	22,764	733
FirstEnergy Corp.	16,378	722
Consolidated Edison Inc.	11,880	712
Dominion Resources Inc.	13,408	710
Edison International	15,408	704
Sempra Energy	10,529	679
PG&E Corp.	14,635	625
ONEOK Inc.	12,284	593
Northeast Utilities	15,264	584
Xcel Energy Inc.	21,000	582
Entergy Corp.	7,700	534
Wisconsin Energy Corp.	12,732	480
* AES Corp.	43,069	472
* Calpine Corp.	26,810	464
American Water Works Co. Inc.	12,228	453
NRG Energy Inc.	20,624	441
OGE Energy Corp.	7,193	399
CMS Energy Corp.	16,627	392
NV Energy Inc.	20,487	369
ITC Holdings Corp.	4,870	368
MDU Resources Group Inc.	15,804	348
Aqua America Inc.	13,983	346
Alliant Energy Corp.	7,713	335
Questar Corp.	16,333	332
UGI Corp.	9,552	303
National Fuel Gas Co.	5,501	297
Exelon Corp.	7,292	259
AGL Resources Inc.	6,000	245
American Electric Power Co. Inc.	300	13
		16,751
Total Common Stocks (Cost $286,825)		474,728

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.8%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco Settlement
Revenue	5.000%	6/1/20	500	607
Alabama Public School & College Authority Capital
Improvement Revenue	5.000%	12/1/21	500	597
Alabama Public School & College Authority Capital
Improvement Revenue	5.000%	12/1/22	500	595
				1,799
Alaska (0.1%)
1 Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	591

Arizona (1.0%)
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	120
Arizona COP	5.000%	10/1/18 (4)	500	594
Arizona Health Facilities Authority Revenue (Banner
Health)	5.000%	1/1/25	500	552
Arizona School Facilities Board COP	5.500%	9/1/23	500	578
Arizona School Facilities Board Revenue (School
Improvement)	5.750%	7/1/14 (Prere.)	500	547
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/24	500	602
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/25	500	580
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	536
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	300
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	541
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	350
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	842
Phoenix AZ Civic Improvement Corp. Water System
Revenue	5.000%	7/1/21 (14)	500	558
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	5.000%	1/1/28	750	870
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	5.000%	12/1/28	500	610
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	554
University Medical Center Corp. Arizona Hospital
Revenue	5.000%	7/1/19	500	573
Yavapai County AZ Industrial Development Authority
Hospital Facility Revenue (Northern Arizona
Healthcare System)	5.250%	10/1/22	500	610
				9,917
California (5.6%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	625	229
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	500	537

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	500	579
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	571
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	600
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/16	500	580
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/17	500	598
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18	500	613
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18	500	613
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/19	500	622
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/20	575	725
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/28	500	589
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	205	222
California Economic Recovery Bonds GO	5.000%	7/1/15	295	319
California Economic Recovery Bonds GO	5.000%	7/1/18	500	612
California Economic Recovery Bonds GO	5.000%	7/1/19	500	622
California Economic Recovery Bonds GO	5.000%	7/1/20	500	613
California Economic Recovery Bonds GO	5.250%	7/1/21	500	616
California Economic Recovery Bonds GO	5.000%	7/1/22	500	575
California Educational Facilities Authority Revenue
(University of San Francisco)	6.125%	10/1/30	500	630
California GO	5.250%	10/1/13 (14)	500	525
California GO	5.000%	11/1/13	500	525
California GO	5.000%	6/1/15	500	547
California GO	6.000%	2/1/16	500	587
California GO	5.000%	11/1/16	350	408
California GO	5.000%	3/1/17	500	586
California GO	5.000%	4/1/17	500	588
California GO	5.500%	4/1/18	500	613
California GO	6.000%	4/1/18	500	628
California GO	5.000%	9/1/18	500	579
California GO	5.000%	11/1/18 (3)	500	593
California GO	5.000%	6/1/19 (14)	500	585
1 California GO	5.000%	9/1/21	500	616
California GO	5.000%	10/1/21	250	287
California GO	5.000%	6/1/25	495	538
California GO	5.500%	3/1/26	500	580
California GO	5.000%	6/1/27 (14)	500	563
California GO	5.000%	9/1/27	500	554
California GO	4.500%	8/1/28 (2)	485	527
California GO	5.250%	2/1/29	500	590
California GO	5.750%	4/1/29	500	595
California GO	5.000%	9/1/29 (2)	500	545
California GO	5.250%	3/1/30	500	580
California GO	5.250%	9/1/30	500	585
California GO	5.000%	2/1/32	500	570
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	356

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	500	539
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	586
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's Hospital
at Stanford)	5.000%	8/15/20	325	396
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	500	546
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	594
California Infrastructure & Economic Development
Bank Revenue (Bay Area Toll Bridges Seismic
Retrofit)	5.000%	1/1/28 (Prere.)	500	684
2 California Infrastructure & Economic Development
Bank Revenue (Bay Area Toll Bridges Seismic
Retrofit) TOB VRDO	0.200%	10/1/12 (ETM)	1,645	1,645
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	591
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	284
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	388
California State University Revenue Systemwide	5.750%	11/1/27	500	594
California State University Revenue Systemwide	5.250%	11/1/29	300	346
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	597
California Statewide Communities Development
Authority Revenue (Proposition 1A Receivables
Program)	5.000%	6/15/13	500	517
Los Angeles CA Community College District GO	5.000%	8/1/27	500	589
Los Angeles CA Department of Airports International
Airport Revenue	5.000%	5/15/27	500	589
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	607
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.190%	10/1/12	600	600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.000%	10/2/12	100	100
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	500	545
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,139
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	582
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	577
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	577
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	576
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/19	560	694
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	572
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	571
San Bernardino County CA Transportation Authority
Revenue	5.000%	3/1/31	500	596
San Diego CA Community College District GO	5.000%	8/1/31	500	589
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/28	500	583
San Diego CA Public Facilities Financing Authority
Water Revenue	5.250%	8/1/28	500	602
San Diego CA Unified School District GO	0.000%	7/1/27	500	266

San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	659
San Diego CA Unified School District GO	0.000%	7/1/28	500	253
San Diego CA Unified School District GO	0.000%	7/1/29	500	235
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	565
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	677
1 San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	4.000%	7/1/21	350	414
San Francisco CA City & County Earthquake Safety
GO	5.000%	6/15/28	500	593
San Francisco CA City & County International Airport
Revenue	5.250%	5/1/22	500	595
San Francisco CA City & County International Airport
Revenue	5.000%	5/1/27	225	268
San Francisco CA City & County International Airport
Revenue	5.000%	5/1/30	500	582
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	616
San Jose CA Redevelopment Agency Tax Allocation
Revenue	6.500%	8/1/28	700	765
University of California Revenue	5.000%	5/15/21	500	560
University of California Revenue	5.000%	5/15/25	500	583
University of California Revenue	5.000%	5/15/27 (14)	500	570
University of California Revenue	5.000%	5/15/28 (14)	500	568
2 University of California Revenue TOB VRDO	0.190%	10/1/12	200	200
Whittier CA Health Facility Revenue (Presbyterian
Intercommunity Hospital) VRDO	0.160%	10/5/12 LOC	1,200	1,200
				55,479
Colorado (1.1%)
Colorado (UCDHSC Fitzsimons Academic Projects)
COP	5.000%	11/1/21	500	610
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	3,974
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	568
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	582
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.200%	10/1/12	595	595
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	537
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	612
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	497
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,677
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	500	546
University of Colorado Enterprise System Revenue	5.000%	6/1/29	500	608
				10,806
Connecticut (1.1%)
Connecticut GO	5.500%	12/15/13	3,000	3,192
Connecticut GO	5.000%	1/1/14	500	530
Connecticut GO	5.000%	11/1/14	500	549
Connecticut GO	5.000%	12/1/14	500	551
Connecticut GO	5.000%	11/1/16	410	481
Connecticut GO	5.000%	4/15/21	500	628
Connecticut GO	5.000%	4/15/28	500	610
Connecticut Health & Educational Facilities Authority
Revenue (Hartford Healthcare)	5.000%	7/1/26	500	560

Connecticut Health & Educational Facilities Authority
Revenue (Yale University) VRDO	0.170%	10/5/12	2,100	2,100
Connecticut Special Tax Revenue (Transportation
Infrastructure)	6.500%	10/1/12	500	500
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	2/1/16	110	126
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	11/1/25	500	595
				10,422
Delaware (0.1%)
Delaware GO	5.000%	10/1/20	500	640

District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	595
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	622
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	588
Metropolitan Washington DC/VA Airports Authority
Airport System Revenue	5.000%	10/1/24	500	594
				2,399
Florida (2.0%)
Broward County FL Airport System Revenue	5.000%	10/1/28	400	469
Broward County FL Airport System Revenue	5.375%	10/1/29	500	577
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.000%	6/1/15	1,000	1,095
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.250%	6/1/17	435	499
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.500%	6/1/17	1,075	1,246
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/20	450	523
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	529
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	566
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	608
Florida Board of Education Public Education Capital
Outlay GO	4.000%	6/1/16	300	338
Florida Board of Education Public Education Capital
Outlay GO	5.000%	6/1/22	500	603
Florida Board of Education Public Education Capital
Outlay GO	5.000%	6/1/24	500	589
Florida Department of Environmental Protection &
Preservation Revenue	5.000%	7/1/15 (14)	625	698
Florida Department of Transportation GO	5.000%	7/1/19	545	677
Florida Municipal Power Agency Revenue (St. Lucie
Project)	5.000%	10/1/26	500	596
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	612
Jacksonville FL Electric Authority Electric System
Revenue VRDO	0.200%	10/1/12	400	400
Jacksonville FL Electric Authority Water & Sewer
Revenue	5.000%	10/1/31	500	587
Lakeland FL Educational Facilities Revenue (Florida
Southern College Project)	5.000%	9/1/31	880	961
Miami-Dade County FL Aviation Revenue (Miami
International Airport)	4.875%	10/1/24	500	578
Miami-Dade County FL Aviation Revenue (Miami
International Airport)	5.000%	10/1/30	585	662

Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	565
2 Miami-Dade County FL Special Obligation Revenue
TOB VRDO	0.000%	10/2/12 LOC	100	100
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	557
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	600
Orange County FL School Board COP VRDO	0.190%	10/5/12 LOC	1,025	1,025
Orlando & Orange County FL Expressway Authority
Revenue	5.000%	7/1/30	500	577
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	500	525
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	500	550
Tampa FL Cigarette Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.000%	9/1/26	200	233
Tampa FL Health System Revenue (Baycare Health
System)	5.000%	11/15/33	500	570
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	619
				19,334
Georgia (1.6%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	596
Atlanta GA Airport Revenue	5.000%	1/1/20	500	608
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	678
Burke County GA Development Authority Pollution
Control Revenue (Georgia Power Co. Plant Vogtle
Project) PUT	1.750%	6/1/17	500	509
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	595
Georgia GO	5.000%	10/1/13	500	524
Georgia GO	4.000%	1/1/15	575	622
Georgia GO	5.000%	9/1/15 (Prere.)	500	567
Georgia GO	5.000%	4/1/16	500	580
Georgia GO	5.000%	5/1/16	500	582
Georgia GO	5.000%	7/1/16	400	468
Georgia GO	5.000%	7/1/16	500	585
Georgia GO	5.000%	5/1/17	450	540
Georgia GO	5.750%	8/1/17	500	622
Georgia GO	5.000%	7/1/21	500	644
Georgia GO	5.000%	7/1/22	500	607
Georgia GO	5.000%	5/1/25	500	615
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	538
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	597
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	591
Gwinnett County GA School District GO	5.000%	2/1/28	500	652
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/16	590	663
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/21	500	562
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	500	556
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	434
Municipal Electric Authority Georgia Revenue (Project
One)	5.250%	1/1/17	525	617

Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.000%	9/1/28	500	584
				15,736
Hawaii (0.7%)
Hawaii GO	5.000%	7/1/14 (2)	500	541
Hawaii GO	5.750%	2/1/15 (4)	500	562
Hawaii GO	5.000%	11/1/16	200	236
Hawaii GO	5.000%	4/1/19 (2)	500	590
Hawaii GO	5.000%	12/1/21	375	478
Hawaii GO	5.000%	6/1/29	500	605
Hawaii GO	5.000%	12/1/29	500	607
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	648
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	589
Honolulu HI City & County GO	5.000%	12/1/30	310	368
Honolulu HI City & County GO	5.250%	8/1/31	500	616
University of Hawaii Revenue	5.000%	10/1/27	500	583
				6,423
Illinois (2.1%)
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	575
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	569
Chicago IL GO	5.000%	12/1/16 (2)	500	576
Chicago IL GO	5.500%	1/1/17 (4)	500	583
Chicago IL GO	5.000%	1/1/19 (2)	500	566
Chicago IL Metropolitan Water Reclamation District
GO	5.000%	12/1/31	500	589
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	155	171
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	434
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	556
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	554
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	565
Cook County IL GO	5.000%	11/15/21	500	584
Cook County IL GO	5.000%	11/15/28	500	573
Cook County IL GO	5.250%	11/15/28	500	591
Illinois Finance Authority Revenue (Ascension Health
Credit Group)	5.000%	11/15/32	500	570
2 Illinois Finance Authority Revenue (Northwestern
University) TOB VRDO	0.200%	10/1/12	3,050	3,050
Illinois Finance Authority Revenue (Trinity Health
Corp.)	5.000%	12/1/30	500	558
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	601
Illinois GO	5.000%	1/1/18	500	576
Illinois GO	5.000%	8/1/19	250	292
Illinois GO	5.000%	8/1/20	500	582
Illinois GO	5.000%	1/1/21 (4)	710	814
Illinois GO	5.000%	8/1/21	500	579
Illinois GO	5.000%	6/1/26	500	528
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	683
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	606
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	575
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	566
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	250	275
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	819

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	282
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	133
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	500	589
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	471
2 Schaumburg IL GO TOB VRDO	0.200%	10/5/12 (13)	400	400
				21,035
Indiana (0.4%)
Indiana Finance Authority Revenue (State Revolving
Fund)	5.000%	2/1/18	500	606
Indiana Finance Authority Wastewater Utility Revenue
(CWA Authority Project)	5.000%	10/1/32	500	583
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	315
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	500	506
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	612
Indiana Transportation Finance Authority Highway
Revenue	5.000%	12/1/12 (14)	500	504
Indiana University Student Fee Revenue	5.000%	6/1/19	445	553
Indiana University Student Fee Revenue	5.000%	8/1/23	100	118
				3,797
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	265

Kansas (0.5%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	597
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	500	599
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,452
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	1,039
Wichita KS Hospital Facilities Revenue (Via Christi
Health System Inc.)	5.000%	11/15/29	500	559
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	608
				4,854
Kentucky (0.5%)
Kentucky Economic Development Finance Authority
Hospital Revenue (Baptist Healthcare System
Obligated Group) VRDO	0.220%	10/1/12 LOC	2,785	2,785
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	150	170
Kentucky Property & Building Commission Revenue	5.375%	11/1/23	500	588
Kentucky Property & Building Commission Revenue	5.000%	11/1/26 (4)	500	576
Kentucky Turnpike Authority Economic Development
Road Revenue (Revitalization Project)	4.000%	7/1/17	500	576
Kentucky Turnpike Authority Economic Development
Road Revenue (Revitalization Project)	5.000%	7/1/25	305	368
				5,063

Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	478
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	548
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	564
Louisiana GO	5.000%	5/1/16 (Prere.)	500	580
Louisiana GO	5.000%	5/1/16 (Prere.)	500	580
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,379
New Orleans LA GO	5.000%	12/1/31	500	562
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	385	418
				5,109
Maine (0.1%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	597

Maryland (1.5%)
Howard County MD GO	5.000%	8/15/24	200	251
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	610
Maryland GO	5.000%	3/1/15	550	612
Maryland GO	5.250%	3/1/15	500	559
Maryland GO	5.000%	8/1/15 (Prere.)	500	565
Maryland GO	5.000%	8/1/15	500	565
Maryland GO	5.000%	8/1/16 (Prere.)	450	528
Maryland GO	5.000%	11/1/16	105	124
Maryland GO	5.000%	3/15/17	500	598
Maryland GO	5.000%	7/15/17	610	737
Maryland GO	5.000%	8/1/17	500	605
Maryland GO	5.250%	8/15/17	500	611
Maryland GO	5.000%	3/15/22	500	610
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health System
Obligated Group)	5.000%	7/1/24	500	611
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	667
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College of
Art)	5.000%	6/1/20	500	590
Maryland Transportation Authority Facilities Projects
Revenue	5.000%	7/1/15 (4)	750	810
Maryland Transportation Authority Facilities Projects
Revenue	5.000%	7/1/22	500	616
Maryland Transportation Authority GAN	5.000%	3/1/16	465	539
Maryland Transportation Authority GAN	5.250%	3/1/16	585	683
Maryland Transportation Authority GAN	5.250%	3/1/20	500	623
Montgomery County MD GO	5.000%	7/1/17	500	603
Montgomery County MD GO	5.000%	11/1/17	500	609
Prince Georges County MD GO	5.000%	9/15/23	500	633
Washington Suburban Sanitation District Maryland
GO	5.000%	6/1/17	500	601
				14,560
Massachusetts (2.5%)
Boston MA GO	5.000%	2/1/22	500	646
Massachusetts Bay Transportation Authority Sales
Tax Revenue	5.000%	7/1/18 (Prere.)	500	617

Massachusetts Bay Transportation Authority Sales
Tax Revenue	5.250%	7/1/22	480	624
Massachusetts Bay Transportation Authority Sales
Tax Revenue	5.500%	7/1/26 (14)	400	540
Massachusetts Bay Transportation Authority Sales
Tax Revenue	5.250%	7/1/28	500	670
Massachusetts College Building Authority Revenue	5.000%	5/1/16 (Prere.)	500	580
Massachusetts College Building Authority Revenue	5.250%	5/1/29	445	533
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	585
Massachusetts Department of Transportation
Metropolitan Highway System Revenue VRDO	0.180%	10/5/12	290	290
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	350	393
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	449
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	500	557
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.190%	10/5/12 LOC	500	500
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,115
Massachusetts GO	5.000%	5/1/14	500	537
Massachusetts GO	5.000%	8/1/14	500	542
Massachusetts GO	5.000%	8/1/15	500	564
Massachusetts GO	5.500%	11/1/16	500	600
Massachusetts GO	5.500%	10/1/18	500	633
Massachusetts GO	5.000%	7/1/20	500	620
Massachusetts GO	5.000%	8/1/20	500	631
Massachusetts GO	5.250%	8/1/20	300	384
Massachusetts GO	5.500%	10/1/20	500	651
Massachusetts GO	5.500%	10/1/20 (14)	500	652
Massachusetts GO	5.250%	8/1/23	500	653
Massachusetts GO	5.000%	3/1/26	500	601
Massachusetts GO	5.000%	4/1/29	500	600
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	613
2 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.190%	10/1/12	600	600
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/15 (14)	500	551
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	496
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	221
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	74
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.000%	5/15/19	500	621
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.000%	10/15/20	225	284
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.000%	8/15/23	495	627
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.000%	8/15/27 (Prere.)	305	340
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.000%	8/15/30 (4)	435	480

Massachusetts Special Obligation Dedicated Tax
Revenue	5.500%	1/1/26 (3)	500	638
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	162
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	654
Massachusetts Water Resources Authority Revenue	5.000%	8/1/25	895	1,088
University of Massachusetts Building Authority
Revenue	5.250%	11/1/14 (Prere.)	500	551
				24,767
Michigan (1.1%)
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	620
Mason MI Public School District GO	5.250%	5/1/14 (Prere.)	165	178
Mason MI Public School District GO	5.250%	5/1/17 (4)	1,685	1,810
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	601
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	569
Michigan Finance Authority Revenue (State Clean
Water Revolving Fund)	5.000%	10/1/31	500	606
Michigan GO	5.000%	9/15/14 (4)	500	543
Michigan GO	5.000%	5/1/18	500	600
Michigan GO	5.500%	11/1/25	595	706
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.180%	10/5/12	3,100	3,100
Michigan Trunk Line Revenue	5.000%	11/1/21	500	604
Wayne County MI Airport Authority Revenue (Detroit
Metropolitan Wayne County Airport)	5.000%	12/1/16	500	577
Wayne County MI Airport Authority Revenue (Detroit
Metropolitan Wayne County Airport)	5.000%	12/1/31	500	562
				11,076
Minnesota (0.6%)
Chisago Lakes MN Independent School District GO	5.000%	2/1/15 (4)	500	551
Minnesota GO	5.000%	6/1/13	65	67
Minnesota GO	5.000%	6/1/13 (ETM)	435	449
Minnesota GO	5.000%	11/1/14	500	549
Minnesota GO	5.000%	8/1/15	500	565
Minnesota GO	5.000%	10/1/17	500	607
Minnesota GO	5.000%	8/1/19	500	629
Minnesota GO	5.000%	8/1/21	500	627
Minnesota Public Facilities Authority Revenue (State
Revolving Fund)	5.000%	3/1/15	500	556
Southern Minnesota Municipal Power Agency Power
Supply System Revenue	5.250%	1/1/30	500	571
University of Minnesota Revenue	5.000%	8/1/19	500	620
University of Minnesota Revenue	5.250%	12/1/29	500	615
				6,406
Mississippi (0.4%)
DeSoto County MS School District GO	5.000%	5/1/19	370	457
Mississippi Business Finance Corp. Gulf Opportunity
Zone Industrial Development Revenue (Chevron
USA Inc. Project) VRDO	0.200%	10/1/12	2,550	2,550
Mississippi GO	5.500%	12/1/18	750	949
				3,956
Missouri (0.3%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	148

Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	415
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/15	300	336
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/17	500	598
Missouri Highways & Transportation Commission
Road Revenue	5.000%	2/1/23	600	784
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/23	500	596
Missouri Highways & Transportation Commission
Road Revenue	5.250%	5/1/23	350	416
				3,293
Nebraska (0.1%)
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	500
Municipal Energy Agency of Nebraska Power Supply
System Revenue	5.000%	4/1/31	345	403
				903
Nevada (0.4%)
Clark County NV GO	5.000%	12/1/29	500	573
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	570
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/15	155	171
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	4.500%	7/1/20	455	521
Clark County NV School District GO	5.000%	6/15/18	1,690	2,020
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26 (3)	500	563
				4,418
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	562
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	134
				696
New Jersey (3.7%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/13 (Prere.)	875	923
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	397
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	381
Jersey City NJ GO	5.000%	3/1/21	480	577
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	641
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.180%	10/1/12 LOC	1,300	1,300
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.180%	10/1/12 LOC	3,200	3,200
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	500	547
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	620
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	522
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	522

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	543
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	400	458
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	500	607
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	361
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	500	544
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	500	539
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail Transit
System Project)	5.000%	5/1/17	500	589
New Jersey Economic Development Authority
Transportation Project Sublease Revenue (New
Jersey Transit Corp. Light Rail Transit System
Project)	5.000%	5/1/18	500	601
New Jersey Economic Development Authority
Transportation Project Sublease Revenue (New
Jersey Transit Corp. Light Rail Transit System
Project)	5.000%	5/1/19	500	605
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	483
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	295	343
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	625
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	584
New Jersey GO	5.250%	7/15/15 (2)	500	566
New Jersey GO	5.000%	8/15/15	790	892
New Jersey GO	5.250%	7/1/16 (14)	500	587
New Jersey GO	5.250%	7/15/18 (2)	500	620
New Jersey Health Care Facilities Financing Authority
Revenue (Hackensack University Medical Center)	5.000%	1/1/19	500	569
New Jersey Health Care Facilities Financing Authority
Revenue (Virtua Health) VRDO	0.200%	10/1/12 LOC	400	400
New Jersey Higher Education Assistance Authority
Student Loan Revenue	5.000%	12/1/16	245	281
New Jersey Higher Education Assistance Authority
Student Loan Revenue	5.250%	12/1/28	400	447
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/16	200	231
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	225
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	537
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	542
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	550
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	170	194
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	230	264
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	200	230
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	321
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	100	119

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	3,170
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,128
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	603
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	100	121
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	591
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	639
Newark NJ GO	5.000%	10/1/19	500	598
Rutgers State University New Jersey Revenue VRDO	0.200%	10/1/12	3,550	3,550
1 South Jersey Transportation Authority New Jersey
Transportation System Revenue	5.000%	11/1/25	500	589
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/18	500	532
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	706
				36,497
New Mexico (0.2%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	604
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	500	517
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	607
				1,728
New York (8.6%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	555
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	601
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	610
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	588
Long Island NY Power Authority Electric System
Revenue	5.500%	12/1/12 (ETM)	2,000	2,019
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	410	439
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	740
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	574
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	500	572
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	500	592
Long Island NY Power Authority Electric System
Revenue VRDO	0.170%	10/1/12 LOC	500	500
New York City NY GO	5.500%	6/1/13 (Prere.)	500	518
New York City NY GO	5.250%	8/1/13	500	521

New York City NY GO	5.750%	8/1/13	55	55
New York City NY GO	5.000%	1/1/14	500	529
New York City NY GO	5.250%	9/1/14	500	547
New York City NY GO	5.000%	2/1/16	105	120
New York City NY GO	5.000%	8/1/16	500	583
New York City NY GO	5.000%	2/1/17	500	591
New York City NY GO	5.000%	9/1/17	500	563
New York City NY GO	5.000%	2/1/18	500	592
New York City NY GO	5.000%	8/1/19	500	594
New York City NY GO	5.000%	8/1/23	380	474
New York City NY GO	5.000%	8/1/23 (14)	500	561
New York City NY GO	5.000%	11/1/23	305	333
New York City NY GO	5.250%	8/15/24	500	607
New York City NY GO	5.000%	8/1/25	905	1,007
New York City NY GO	5.000%	8/1/26	500	612
New York City NY GO	5.000%	8/15/26	475	561
New York City NY GO	5.000%	5/15/28	480	561
New York City NY GO	5.000%	8/1/28	500	566
New York City NY GO	5.000%	8/1/28	400	472
New York City NY GO	5.500%	11/15/28	300	362
New York City NY GO	5.625%	4/1/29	840	1,038
New York City NY GO	5.000%	5/15/29	500	584
New York City NY GO	5.000%	8/1/31	365	430
New York City NY GO VRDO	0.180%	10/5/12 LOC	1,300	1,300
New York City NY Health & Hospital Corp. Revenue
(Health System)	5.000%	2/15/30	500	566
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.000%	6/15/15	250	281
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	0.000%	6/15/18	750	707
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.000%	6/15/27	500	603
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.000%	6/15/29	500	565
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	4.750%	6/15/30	255	287
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.000%	6/15/30	500	589
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.000%	6/15/31	500	592
New York City NY Sales Tax Asset Receivable Corp.
Revenue	5.000%	10/15/24 (14)	500	545
New York City NY Sales Tax Asset Receivable Corp.
Revenue	5.000%	10/15/26 (14)	500	542
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	615
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	610
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	591
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,254
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	295
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	500	509

New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	2,000	2,009
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	500	594
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	280	324
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	500	589
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	500	584
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	490
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	500	584
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	600
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	586
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	359
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	602
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.180%	10/5/12	2,300	2,300
New York GO	4.500%	2/1/17	500	584
New York GO	4.500%	2/1/18	500	596
New York GO	4.500%	2/1/19	500	605
New York GO	5.000%	2/15/30	315	376
New York Liberty Development Corp. Revenue	5.000%	11/15/31	500	569
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (3)	300	374
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	578
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	585
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	575
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	582
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	731
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	567
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	670
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	210	251
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/12 (Prere.)	500	503
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	553
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	683
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.750%	11/15/28 (14)	455	499
New York State Dormitory Authority Lease Revenue
(City of New York Court Facilities)	5.500%	5/15/24 (2)	500	643

New York State Dormitory Authority Lease Revenue
(City of New York Court Facilities)	5.500%	5/15/27 (2)	500	654
New York State Dormitory Authority Lease Revenue
(Mental Health Services Facilities)	5.000%	8/15/21	500	613
New York State Dormitory Authority Revenue (City
University System)	5.000%	7/1/24	400	476
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	283
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	560
New York State Dormitory Authority Revenue (Mental
Health Services Facilities Improvement)	5.000%	8/15/15	100	113
New York State Dormitory Authority Revenue (Mount
Sinai Hospital Obligated Group)	5.000%	7/1/22	595	684
New York State Dormitory Authority Revenue (Mount
Sinai Hospital Obligated Group)	5.000%	7/1/23	500	576
New York State Dormitory Authority Revenue (Mount
Sinai School of Medicine of New York University)	5.000%	7/1/18	325	382
New York State Dormitory Authority Revenue (Mount
Sinai School of Medicine of New York University)	5.000%	7/1/24 (14)	500	543
New York State Dormitory Authority Revenue (New
York University)	6.000%	7/1/19 (14)	500	646
New York State Dormitory Authority Revenue (North
Shore - Long Island Jewish Obligated Group)	5.000%	5/1/26	500	570
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	183
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	592
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	623
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	582
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	593
New York State Dormitory Authority Revenue (School
Districts Financing Program)	5.000%	10/1/20	500	607
New York State Dormitory Authority Revenue (School
Districts Financing Program)	5.000%	10/1/21 (4)	390	473
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	317
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	595
New York State Dormitory Authority Revenue (State
University Educational Facilities)	5.000%	5/15/20	500	622
New York State Dormitory Authority Revenue (The
New School)	5.250%	7/1/30	500	570
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	591
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	447
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	627
New York State Local Government Assistance Corp.
Revenue	5.000%	4/1/21	500	616

New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	603
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	592
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	575
New York State Thruway Authority Revenue	5.000%	1/1/30	500	586
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	512
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	513
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	566
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	582
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	558
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	572
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	260
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	617
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	622
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	385	426
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	613
New York State Urban Development Corp. Revenue	5.000%	12/15/14	100	110
New York State Urban Development Corp. Revenue	5.000%	1/1/15	500	550
New York State Urban Development Corp. Revenue	5.000%	12/15/15	400	459
New York State Urban Development Corp. Revenue	5.000%	12/15/18	500	618
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.000%	12/15/15	275	315
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.000%	12/15/18	600	742
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.500%	3/15/22 (14)	530	699
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.000%	12/15/25	1,500	1,789
New York State Urban Development Corp. Revenue
(Service Contract)	5.000%	1/1/18	540	649
Port Authority of New York & New Jersey Revenue	5.000%	7/15/26	500	573
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	575
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/19 (14)	500	633
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/21 (14)	500	641
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	573
Westchester County NY GO	5.000%	7/1/20	500	638
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	500	553
				84,219
North Carolina (1.6%)
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	300
Charlotte-Mecklenburg NC Hospital Authority Health
Care System Revenue (Carolinas HealthCare
System) VRDO	0.180%	10/5/12	1,250	1,250

Guilford County NC GO	5.000%	3/1/18	500	613
Mecklenburg County NC GO	5.000%	3/1/17	500	597
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	583
2 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB VRDO	0.200%	10/1/12	1,300	1,300
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	686
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	593
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.125%	1/1/14	2,400	2,430
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	475	583
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	568
North Carolina GO	5.000%	3/1/16	500	578
North Carolina GO	5.000%	3/1/18	500	607
North Carolina GO	5.000%	3/1/20	275	348
North Carolina GO	5.000%	5/1/22	250	325
North Carolina Infrastructure Financial Corp. Capital
Improvements COP	5.000%	2/1/21 (4)	2,000	2,347
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	561
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	614
Wake County NC GO	5.000%	2/1/18	350	428
Wake County NC GO	5.000%	3/1/22	400	518
Wake County NC Public Improvement GO	5.000%	3/1/16	100	116
				15,945
Ohio (1.9%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	589
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	557
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	665
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	560
Columbus OH GO	5.000%	7/1/25	535	674
Columbus OH Sewer Revenue VRDO	0.180%	10/5/12	1,800	1,800
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	389
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	591
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	579
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.190%	10/1/12	300	300
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear Generation
Cor	0.000%	10/2/12 LOC	500	500
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	1,885	2,012
Ohio GO	5.000%	9/15/19	260	298
Ohio GO	5.000%	8/1/23	500	632
Ohio Higher Education GO	5.000%	8/1/21	500	631
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.200%	10/1/12 LOC	800	800
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/14	500	549
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/15	550	625
Ohio State University General Receipts Revenue	5.000%	12/1/16	500	589
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	558
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	574

Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,550
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	684
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	500	615
				18,321
Oklahoma (0.2%)
Oklahoma City OK GO	5.000%	3/1/24	525	651
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	354
University of Oklahoma Revenue	5.000%	7/1/31	475	565
				1,570
Oregon (0.2%)
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	611
Oregon GO	5.000%	5/1/23	500	637
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	599
				1,847
Pennsylvania (1.8%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	376
Allegheny County PA Hospital Development Authority
Revenue (University of Pittsburgh Medical Center)	5.000%	5/15/18	500	591
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	599
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	500	589
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/25 (14)	500	547
Montgomery County PA Higher Education & Health
Authority Hospital Revenue (Abington Memorial
Hospital)	5.000%	6/1/31	500	568
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.700%	5/1/15	750	791
Pennsylvania GO	5.000%	9/1/14 (4)	500	544
Pennsylvania GO	5.000%	5/1/15	405	453
Pennsylvania GO	5.250%	7/1/15	500	566
Pennsylvania GO	5.000%	3/1/16	100	115
Pennsylvania GO	5.000%	7/1/16	120	140
Pennsylvania GO	5.000%	7/1/16	400	467
Pennsylvania GO	5.000%	11/15/17	500	606
Pennsylvania GO	5.000%	7/1/20	500	628
Pennsylvania GO	5.375%	7/1/21	500	650
Pennsylvania GO	5.000%	8/1/22	500	595
Pennsylvania GO	5.000%	1/1/26	100	113
Pennsylvania GO	5.000%	4/15/28	500	602
Pennsylvania Higher Educational Facilities Authority
Revenue (Higher Education System)	5.000%	6/15/13 (14)	110	114
Pennsylvania Higher Educational Facilities Authority
Revenue (St. Joseph's University)	5.000%	11/1/24	200	232
1 Pennsylvania Higher Educational Facilities Authority
Revenue (Temple University)	5.000%	4/1/32	500	576
Pennsylvania Higher Educational Facilities Authority
Revenue (Trustees of the University of
Pennsylvania)	5.000%	9/1/28	500	587

Pennsylvania State University Revenue	5.000%	3/1/25	500	584
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	404
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,174
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	500	581
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	558
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	590
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	537
Philadelphia PA School District GO	5.250%	9/1/22	500	585
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	668
University of Pittsburgh of the Commonwealth System
of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/24	500	602
				17,332
Puerto Rico (1.2%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	556
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	534
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	544
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	565
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	530
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	527
Puerto Rico GO	6.000%	7/1/27 (14)	500	548
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/22 (3)	500	533
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/25	500	545
Puerto Rico Infrastructure Financing Authority Special
Tax Revenue	5.500%	7/1/24 (2)	500	539
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (12)	500	533
Puerto Rico Public Buildings Authority Government
Facilities Revenue	5.250%	7/1/14 (3)	2,425	2,551
Puerto Rico Public Buildings Authority Government
Facilities Revenue	5.500%	7/1/18 (2)	500	556
Puerto Rico Public Buildings Authority Government
Facilities Revenue	5.250%	7/1/29	500	516
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,441
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	554
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	545
				12,117
South Carolina (0.5%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/19	500	577
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/27	250	309
Greenville County SC School District GO	5.000%	12/1/27	500	572
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	1,047
South Carolina GO	5.000%	4/1/20	450	571
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	549
South Carolina Public Service Authority Revenue	5.000%	1/1/14 (Prere.)	400	424
South Carolina Public Service Authority Revenue	5.000%	1/1/16	130	148
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	577
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/13 (2)	500	524
				5,298
Tennessee (0.8%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	605
Memphis TN GO	5.000%	7/1/21	500	621

Memphis TN GO	5.000%	5/1/30	500	597
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	7/1/21	500	623
Metropolitan Government of Nashville & Davidson
County TN Health & Educational Facilities Board
Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	536
Metropolitan Government of Nashville & Davidson
County TN Health & Educational Facilities Board
Revenue (Vanderbilt University)	5.000%	10/1/15	350	396
Metropolitan Government of Nashville & Davidson
County TN Water & Sewer Revenue	5.000%	7/1/20	500	615
Shelby County TN GO	5.000%	3/1/19	500	619
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	125
Shelby County TN GO	5.000%	4/1/19	400	496
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	552
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	566
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	500	569
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	510	568
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	250	277
Tennessee GO	5.000%	8/1/14	500	543
				8,308
Texas (3.4%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	888
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	635
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	327
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	500	579
Clifton TX Higher Education Finance Corp. Revenue
(Baylor University)	5.250%	3/1/29	200	240
Cypress-Fairbanks TX Independent School District
GO	5.000%	2/15/25	500	612
Cypress-Fairbanks TX Independent School District
Unlimited Tax Schoolhouse GO	5.000%	2/15/30	500	577
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	500	556
Dallas TX GO	5.000%	2/15/15	500	554
Dallas TX Independent School District GO	5.000%	8/15/14	500	544
Dallas TX Independent School District GO	5.000%	2/15/23	485	601
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/15 (2)	485	552
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	242
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	330	416
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	515	600
Garland TX Independent School District GO	5.000%	2/15/23	470	582
Harris County TX Flood Control District GO	5.250%	10/1/18	435	545
Harris County TX GO	5.000%	10/1/23	300	375
Harris County TX GO	5.000%	10/1/23	500	601
Harris County TX Health Facilities Development Corp.
Revenue (St. Luke's Episcopal Hospital) VRDO	0.220%	10/1/12	800	800
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	584
Houston TX GO	5.000%	3/1/20	500	611
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	562
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	531
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	578
Houston TX Utility System Revenue	5.250%	11/15/30	500	606
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	594
Lone Star College System Texas GO	5.000%	8/15/23	250	311
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	46
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	460	505
Lubbock TX GO	5.000%	2/15/23	500	622

North East TX Independent School District GO	5.250%	2/1/22	500	648
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	601
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	597
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	293
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	614
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.250%	8/1/17	500	565
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.500%	8/1/19	500	572
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	210	249
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	905	1,043
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	617
San Antonio TX GO	5.000%	8/1/20	125	158
San Antonio TX GO	5.000%	2/1/24	500	615
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	260	305
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	388
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/26	500	552
Texas A&M University System Revenue Financing
System Revenue	5.000%	5/15/26	500	592
Texas GO	5.000%	8/1/31	500	598
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	500	556
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,461
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	541
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	560
Texas Tech University System Revenue Financing
System Revenue	5.000%	2/15/28	500	577
Texas Transportation Commission Revenue	4.750%	4/1/24	500	564
Texas Transportation Commission Revenue	5.000%	4/1/25	500	570
Texas Transportation Commission Revenue	5.000%	4/1/26	500	571
Texas Water Financial Assistance GO	5.000%	8/1/24	500	607
Texas Water Financial Assistance GO	5.000%	8/1/25	500	606
Texas Water Financial Assistance GO	5.000%	8/1/27	500	602
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	408
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	639
Williamson County TX GO	5.000%	2/15/23	230	290
				33,935
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	602
Intermountain Power Agency Utah Power Supply
Revenue	5.250%	7/1/21	500	518
Utah Associated Municipal Power Systems Revenue
(Horse Butte Wind Project)	5.000%	9/1/32	350	398
Utah GO	5.000%	7/1/16	500	586
Utah GO	5.000%	7/1/16	500	586
				2,690

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	540

Virginia (0.6%)
Arlington County VA GO	5.000%	8/1/23	500	645
Chesterfield County VA GO	5.000%	1/1/22	500	646
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	608
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	635
Norfolk VA Water Revenue	5.000%	11/1/31	500	605
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	568
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	237
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	452
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/22	575	737
Virginia Public School Authority Revenue	5.000%	8/1/13	500	520
Virginia Public School Authority Revenue	5.000%	8/1/19	500	622
				6,275
Washington (1.2%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	627
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	587
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	599
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	112
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	1,007
King County WA GO	5.000%	1/1/24	500	623
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	723
Port of Seattle WA Revenue	5.000%	8/1/29	250	298
University of Washington Revenue	5.000%	4/1/31	335	400
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	508
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	463
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	584
Washington GO	5.700%	10/1/15 (4)	410	440
Washington GO	5.000%	2/1/16	500	574
Washington GO	0.000%	6/1/20 (3)	500	426
Washington GO	5.000%	8/1/20	500	621
Washington GO	5.000%	7/1/21	500	601
Washington GO	5.000%	7/1/21 (4)	500	578
Washington GO	5.000%	7/1/25	500	622
Washington GO	5.000%	2/1/32	500	598
Washington State University General Revenue	5.000%	10/1/31	500	592
				11,583
Wisconsin (0.7%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	556
Wisconsin GO	4.000%	9/1/15	970	1,067
Wisconsin GO	5.000%	5/1/16	500	580
Wisconsin GO	5.000%	5/1/16 (4)	600	669
Wisconsin GO	5.000%	5/1/23	500	597

Wisconsin GO	5.000%	5/1/24	500	626
1 Wisconsin Health & Educational Facilities Authority
Revenue (Marquette University)	5.000%	10/1/30	500	581
Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital Inc. Project) VRDO	0.210%	10/1/12 LOC	1,180	1,180
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	543
Wisconsin Transportation Revenue	5.000%	7/1/23	500	630
				7,029
Total Tax-Exempt Municipal Bonds (Cost $472,931)				509,575
Total Investments (100.1%) (Cost $759,756)				984,303
Other Assets and Liabilities-Net (-0.1%)				(1,210)
Net Assets (100%)				983,093

* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2012.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $8,490,000, representing 0.9% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, nonomaturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	474,728	----	----
Tax-Exempt Municipal Bonds	----	509,575	----
Total	474,728	509,575	----

C. At September 30, 2012, the cost of investment securities for tax purposes was $759,756,000. Net unrealized appreciation of investment securities for tax purposes was $224,547,000, consisting of unrealized gains of $233,596,000 on securities that had risen in value since their purchase and $9,049,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (16.0%)
*	Cabela's Inc.	210,047	11,485
	Wolverine World Wide Inc.	222,796	9,885
	Brunswick Corp.	407,281	9,217
	Pool Corp.	212,842	8,850
*	Steven Madden Ltd.	185,752	8,121
*	Select Comfort Corp.	256,475	8,092
*	Vitamin Shoppe Inc.	135,444	7,899
	Men's Wearhouse Inc.	217,422	7,486
*	Genesco Inc.	110,684	7,386
*	Buffalo Wild Wings Inc.	84,684	7,261
	Cracker Barrel Old Country Store Inc.	105,912	7,108
*	Hibbett Sports Inc.	119,151	7,084
*	Crocs Inc.	411,104	6,664
*	Children's Place Retail Stores Inc.	109,846	6,591
*	Fifth & Pacific Cos. Inc.	515,134	6,583
*	Coinstar Inc.	142,634	6,416
*	Lumber Liquidators Holdings Inc.	123,178	6,243
*	Jos A Bank Clothiers Inc.	127,237	6,168
	Ryland Group Inc.	203,773	6,113
	Group 1 Automotive Inc.	97,439	5,869
*	Jack in the Box Inc.	203,098	5,709
*	Iconix Brand Group Inc.	310,635	5,666
	Buckle Inc.	124,437	5,653
*	Live Nation Entertainment Inc.	641,824	5,526
*	Meritage Homes Corp.	140,299	5,336
	Finish Line Inc. Class A	231,093	5,255
	Hillenbrand Inc.	284,499	5,175
*	BJ's Restaurants Inc.	112,281	5,092
*	Marriott Vacations Worldwide Corp.	129,920	4,680
	Monro Muffler Brake Inc.	132,627	4,667
*	Helen of Troy Ltd.	144,263	4,592
	Texas Roadhouse Inc. Class A	265,985	4,548
	Arbitron Inc.	118,926	4,507
*	Peet's Coffee & Tea Inc.	59,976	4,399
	Sturm Ruger & Co. Inc.	87,377	4,324
*	Papa John's International Inc.	80,054	4,276
*	Shuffle Master Inc.	254,600	4,025
*	DineEquity Inc.	70,082	3,925
	Oxford Industries Inc.	64,964	3,667
	Cato Corp. Class A	122,634	3,643
*	Skechers U.S.A. Inc. Class A	173,473	3,539
*	La-Z-Boy Inc.	238,131	3,484
*	Pinnacle Entertainment Inc.	283,906	3,478
*	Standard Pacific Corp.	503,466	3,403
	Interval Leisure Group Inc.	175,289	3,318
	Sonic Automotive Inc. Class A	169,336	3,214
	Lithia Motors Inc. Class A	94,586	3,151
	Stage Stores Inc.	143,352	3,019
*	American Public Education Inc.	82,180	2,994

Brown Shoe Co. Inc.	185,427	2,972
OfficeMax Inc.	374,559	2,925
* Zumiez Inc.	101,415	2,812
Movado Group Inc.	80,012	2,698
* iRobot Corp.	118,014	2,686
Ethan Allen Interiors Inc.	118,297	2,593
American Greetings Corp. Class A	153,395	2,577
* Drew Industries Inc.	85,256	2,576
* Sonic Corp.	248,538	2,552
* Arctic Cat Inc.	59,954	2,486
Pep Boys-Manny Moe & Jack	241,216	2,456
True Religion Apparel Inc.	110,347	2,354
CEC Entertainment Inc.	76,480	2,304
* rue21 inc	71,624	2,231
* Maidenform Brands Inc.	107,128	2,194
Fred's Inc. Class A	153,601	2,186
* Blue Nile Inc.	56,151	2,083
* Biglari Holdings Inc.	5,480	2,001
* Multimedia Games Holding Co. Inc.	126,680	1,993
* Ruby Tuesday Inc.	273,821	1,985
* Red Robin Gourmet Burgers Inc.	59,969	1,953
* Capella Education Co.	53,807	1,886
* Quiksilver Inc.	568,002	1,886
Callaway Golf Co.	296,833	1,823
* Boyd Gaming Corp.	256,398	1,810
Superior Industries International Inc.	105,358	1,801
* M/I Homes Inc.	92,970	1,798
* Winnebago Industries Inc.	133,559	1,687
Hot Topic Inc.	193,163	1,680
Standard Motor Products Inc.	88,817	1,636
* EW Scripps Co. Class A	129,188	1,376
JAKKS Pacific Inc.	94,241	1,373
Harte-Hanks Inc.	197,980	1,372
Nutrisystem Inc.	129,433	1,363
Universal Technical Institute Inc.	98,608	1,351
Blyth Inc.	51,830	1,347
* Digital Generation Inc.	115,615	1,313
Haverty Furniture Cos. Inc.	89,442	1,241
* Tuesday Morning Corp.	189,046	1,238
* Universal Electronics Inc.	68,056	1,196
* Perry Ellis International Inc.	53,720	1,184
* Stein Mart Inc.	124,046	1,056
* Ruth's Hospitality Group Inc.	160,670	1,023
Marcus Corp.	90,935	1,009
PetMed Express Inc.	92,409	928
* MarineMax Inc.	107,547	892
* Corinthian Colleges Inc.	354,113	843
* Zale Corp.	118,014	814
Big 5 Sporting Goods Corp.	76,984	766
Spartan Motors Inc.	141,883	709
* Kirkland's Inc.	68,320	678
* VOXX International Corp. Class A	87,971	658
Christopher & Banks Corp.	170,781	599
* Career Education Corp.	148,951	562
* K-Swiss Inc. Class A	110,162	378
* Monarch Casino & Resort Inc.	43,321	377
Lincoln Educational Services Corp.	88,715	373

* Coldwater Creek Inc.	270,273	224
		367,653
Consumer Staples (4.6%)
* United Natural Foods Inc.	222,927	13,030
* Hain Celestial Group Inc.	204,838	12,905
Casey's General Stores Inc.	174,511	9,971
* Darling International Inc.	535,711	9,798
* TreeHouse Foods Inc.	164,774	8,651
B&G Foods Inc. Class A	220,429	6,681
Snyders-Lance Inc.	218,629	5,466
* Boston Beer Co. Inc. Class A	38,234	4,281
Sanderson Farms Inc.	91,019	4,038
J&J Snack Foods Corp.	68,110	3,905
* Prestige Brands Holdings Inc.	229,112	3,886
WD-40 Co.	67,494	3,553
Andersons Inc.	78,717	2,964
Cal-Maine Foods Inc.	63,120	2,837
* Central Garden and Pet Co. Class A	187,381	2,264
Diamond Foods Inc.	100,860	1,898
* Medifast Inc.	62,717	1,640
Spartan Stores Inc.	98,859	1,513
Calavo Growers Inc.	57,591	1,440
Inter Parfums Inc.	73,764	1,350
* Alliance One International Inc.	374,286	1,209
* Seneca Foods Corp. Class A	38,252	1,142
Nash Finch Co.	55,807	1,140
		105,562
Energy (4.0%)
Lufkin Industries Inc.	153,158	8,243
Bristow Group Inc.	162,899	8,235
* SEACOR Holdings Inc.	90,725	7,563
* Gulfport Energy Corp.	225,757	7,057
* Exterran Holdings Inc.	295,428	5,991
* Stone Energy Corp.	225,538	5,665
* Hornbeck Offshore Services Inc.	144,953	5,313
* Cloud Peak Energy Inc.	277,912	5,030
* Approach Resources Inc.	156,752	4,723
* PDC Energy Inc.	137,805	4,359
* Swift Energy Co.	195,355	4,079
* ION Geophysical Corp.	546,541	3,793
* Comstock Resources Inc.	203,909	3,748
* OYO Geospace Corp.	29,036	3,554
* Contango Oil & Gas Co.	58,505	2,875
* Pioneer Energy Services Corp.	281,453	2,193
* TETRA Technologies Inc.	352,796	2,134
Gulf Island Fabrication Inc.	65,793	1,834
* Petroquest Energy Inc.	256,997	1,724
* Basic Energy Services Inc.	125,333	1,406
Penn Virginia Corp.	208,985	1,296
* Matrix Service Co.	117,215	1,239
Overseas Shipholding Group Inc.	102,150	674
		92,728

Exchange-Traded Fund (4.0%)
1 Vanguard REIT ETF	1,418,000	92,128

Financials (16.3%)
ProAssurance Corp.	139,803	12,644
* Texas Capital Bancshares Inc.	182,736	9,084
Susquehanna Bancshares Inc.	850,353	8,895
* Stifel Financial Corp.	226,962	7,626
Kilroy Realty Corp.	169,017	7,568
Extra Space Storage Inc.	221,410	7,362
UMB Financial Corp.	147,863	7,198
FNB Corp.	636,321	7,133
Tanger Factory Outlet Centers	214,566	6,937
Umpqua Holdings Corp.	509,632	6,569
Old National Bancorp	461,594	6,282
Wintrust Financial Corp.	165,365	6,213
Mid-America Apartment Communities Inc.	94,028	6,141
Post Properties Inc.	123,913	5,943
MarketAxess Holdings Inc.	175,371	5,542
* First Cash Financial Services Inc.	119,838	5,514
Northwest Bancshares Inc.	445,922	5,454
LaSalle Hotel Properties	197,176	5,263
United Bankshares Inc.	208,374	5,191
Cash America International Inc.	133,699	5,157
RLI Corp.	77,321	5,154
Glacier Bancorp Inc.	327,650	5,105
Community Bank System Inc.	179,238	5,053
National Penn Bancshares Inc.	554,318	5,050
First Financial Bankshares Inc.	136,117	4,904
CVB Financial Corp.	400,534	4,782
Entertainment Properties Trust	107,114	4,759
Selective Insurance Group Inc.	249,452	4,737
Healthcare Realty Trust Inc.	204,285	4,709
* Ezcorp Inc. Class A	205,269	4,707
Bank of the Ozarks Inc.	133,930	4,616
First Financial Bancorp	266,721	4,510
* BBCN Bancorp Inc.	355,183	4,479
* Financial Engines Inc.	185,093	4,411
DiamondRock Hospitality Co.	445,980	4,295
First Midwest Bancorp Inc.	340,559	4,274
PrivateBancorp Inc. Class A	267,169	4,272
* World Acceptance Corp.	59,483	4,012
Colonial Properties Trust	189,045	3,979
Sovran Self Storage Inc.	67,345	3,896
Provident Financial Services Inc.	246,599	3,894
Prospect Capital Corp.	329,657	3,798
Home BancShares Inc.	104,980	3,579
EastGroup Properties Inc.	66,693	3,548
Boston Private Financial Holdings Inc.	359,541	3,448
PacWest Bancorp	146,473	3,423
NBT Bancorp Inc.	153,649	3,391
Columbia Banking System Inc.	180,588	3,348
First Commonwealth Financial Corp.	474,524	3,345
Horace Mann Educators Corp.	179,341	3,248
Medical Properties Trust Inc.	309,058	3,230
Infinity Property & Casualty Corp.	53,309	3,219
* National Financial Partners Corp.	183,759	3,105

ViewPoint Financial Group Inc.	161,388	3,094
Tower Group Inc.	157,243	3,049
Independent Bank Corp.	98,407	2,961
Lexington Realty Trust	306,503	2,961
* Pinnacle Financial Partners Inc.	148,379	2,867
Brookline Bancorp Inc.	319,529	2,818
PS Business Parks Inc.	40,925	2,735
Oritani Financial Corp.	176,997	2,664
Safety Insurance Group Inc.	57,790	2,651
* Forestar Group Inc.	158,478	2,640
Acadia Realty Trust	105,215	2,611
Interactive Brokers Group Inc.	186,048	2,608
Employers Holdings Inc.	140,306	2,572
United Fire Group Inc.	99,655	2,503
TrustCo Bank Corp. NY	426,741	2,441
City Holding Co.	67,523	2,420
* Navigators Group Inc.	47,791	2,352
S&T Bancorp Inc.	131,171	2,310
* Virtus Investment Partners Inc.	26,322	2,264
* AMERISAFE Inc.	83,102	2,255
LTC Properties Inc.	69,441	2,212
Tompkins Financial Corp.	52,153	2,113
* HFF Inc. Class A	138,104	2,058
Pennsylvania REIT	120,230	1,907
* Piper Jaffray Cos.	74,505	1,896
Dime Community Bancshares Inc.	131,096	1,893
Simmons First National Corp. Class A	77,448	1,886
* Hanmi Financial Corp.	143,265	1,835
Franklin Street Properties Corp.	164,931	1,826
* Wilshire Bancorp Inc.	282,534	1,780
* United Community Banks Inc.	210,285	1,764
* eHealth Inc.	90,255	1,694
Sabra Health Care REIT Inc.	84,549	1,692
Cousins Properties Inc.	207,131	1,645
Meadowbrook Insurance Group Inc.	213,046	1,638
Stewart Information Services Corp.	81,023	1,632
* Investment Technology Group Inc.	174,813	1,521
Inland Real Estate Corp.	178,133	1,470
* First BanCorp	319,213	1,411
Sterling Bancorp	141,742	1,406
Presidential Life Corp.	97,221	1,354
Universal Health Realty Income Trust	29,232	1,344
Saul Centers Inc.	29,050	1,290
Getty Realty Corp.	60,965	1,094
Urstadt Biddle Properties Inc. Class A	53,865	1,090
Calamos Asset Management Inc. Class A	92,345	1,075
Bank Mutual Corp.	196,196	893
* SWS Group Inc.	128,694	786
Kite Realty Group Trust	137,653	702
Parkway Properties Inc.	49,669	664
Cedar Realty Trust Inc.	124,681	658
		373,001
Health Care (10.9%)
* Cubist Pharmaceuticals Inc.	290,979	13,874
* Align Technology Inc.	326,407	12,067
* Salix Pharmaceuticals Ltd.	227,596	9,636
* ViroPharma Inc.	313,204	9,465

* Haemonetics Corp.	116,838	9,370
* Centene Corp.	234,827	8,785
* PAREXEL International Corp.	274,215	8,435
West Pharmaceutical Services Inc.	155,069	8,229
* Magellan Health Services Inc.	124,606	6,431
* Air Methods Corp.	52,882	6,313
* Medicines Co.	243,551	6,286
Chemed Corp.	87,251	6,046
* MWI Veterinary Supply Inc.	54,575	5,822
* Cyberonics Inc.	108,102	5,667
* PSS World Medical Inc.	228,988	5,216
* Questcor Pharmaceuticals Inc.	271,674	5,026
* NuVasive Inc.	198,061	4,538
* Hanger Inc.	155,776	4,444
Analogic Corp.	55,695	4,354
* Neogen Corp.	101,163	4,320
* Medidata Solutions Inc.	100,583	4,174
* Amsurg Corp. Class A	144,148	4,091
* Akorn Inc.	307,102	4,060
CONMED Corp.	129,480	3,690
* Integra LifeSciences Holdings Corp.	88,557	3,640
Meridian Bioscience Inc.	188,054	3,607
* IPC The Hospitalist Co. Inc.	75,730	3,461
* ICU Medical Inc.	57,211	3,460
* Molina Healthcare Inc.	135,756	3,414
* Luminex Corp.	174,094	3,384
* Abaxis Inc.	93,806	3,369
Quality Systems Inc.	180,899	3,356
* Bio-Reference Labs Inc.	110,979	3,172
* Momenta Pharmaceuticals Inc.	207,202	3,019
* Kindred Healthcare Inc.	241,375	2,747
* Spectrum Pharmaceuticals Inc.	234,310	2,741
* Merit Medical Systems Inc.	180,260	2,691
Cantel Medical Corp.	97,179	2,632
Computer Programs & Systems Inc.	47,283	2,627
* Greatbatch Inc.	107,742	2,621
Landauer Inc.	43,026	2,569
* HealthStream Inc.	89,344	2,543
Ensign Group Inc.	79,263	2,426
* Omnicell Inc.	151,581	2,107
* Amedisys Inc.	139,556	1,927
Invacare Corp.	131,811	1,864
* AMN Healthcare Services Inc.	184,900	1,860
* Healthways Inc.	152,315	1,784
* Natus Medical Inc.	135,139	1,766
* PharMerica Corp.	134,781	1,706
* Emergent Biosolutions Inc.	117,144	1,665
* Symmetry Medical Inc.	166,641	1,648
* Hi-Tech Pharmacal Co. Inc.	49,361	1,634
* Cambrex Corp.	134,597	1,579
* Gentiva Health Services Inc.	129,373	1,464
* Affymetrix Inc.	322,110	1,395
* Arqule Inc.	266,549	1,362
* LHC Group Inc.	69,845	1,290
* Corvel Corp.	28,104	1,258
* SurModics Inc.	55,398	1,120
* Almost Family Inc.	37,854	806

* Palomar Medical Technologies Inc.	81,013	765
CryoLife Inc.	113,691	764
* Cross Country Healthcare Inc.	143,268	676
* Par Pharmaceutical Cos. Inc.	7,829	391
* Enzo Biochem Inc.	61,606	126
		248,775
Industrials (15.6%)
Robbins & Myers Inc.	193,967	11,560
Toro Co.	267,676	10,648
* Teledyne Technologies Inc.	167,768	10,635
AO Smith Corp.	176,793	10,173
* Old Dominion Freight Line Inc.	321,802	9,706
Actuant Corp. Class A	331,816	9,497
EMCOR Group Inc.	303,172	8,653
* Portfolio Recovery Associates Inc.	76,876	8,028
Applied Industrial Technologies Inc.	191,557	7,936
Mueller Industries Inc.	174,270	7,924
* Moog Inc. Class A	206,397	7,816
Geo Group Inc.	279,971	7,747
* EnerSys Inc.	218,709	7,718
* Tetra Tech Inc.	289,980	7,615
Belden Inc.	204,129	7,528
Healthcare Services Group Inc.	306,375	7,007
Curtiss-Wright Corp.	213,365	6,977
Brady Corp. Class A	215,450	6,308
Barnes Group Inc.	213,872	5,349
Franklin Electric Co. Inc.	87,314	5,282
Simpson Manufacturing Co. Inc.	182,573	5,225
United Stationers Inc.	184,718	4,806
* Hub Group Inc. Class A	161,633	4,797
Watts Water Technologies Inc. Class A	126,513	4,786
* II-VI Inc.	249,232	4,740
ESCO Technologies Inc.	121,687	4,728
UniFirst Corp.	68,036	4,544
* Allegiant Travel Co. Class A	69,239	4,387
AZZ Inc.	115,081	4,371
ABM Industries Inc.	229,775	4,350
Kaman Corp.	120,281	4,313
Lindsay Corp.	57,863	4,164
Briggs & Stratton Corp.	217,843	4,067
Forward Air Corp.	132,254	4,022
* Orbital Sciences Corp.	268,420	3,908
* On Assignment Inc.	195,858	3,901
Knight Transportation Inc.	268,531	3,840
Universal Forest Products Inc.	89,777	3,729
Cubic Corp.	73,066	3,658
Tennant Co.	84,678	3,626
Interface Inc. Class A	261,292	3,452
* Aegion Corp. Class A	178,986	3,429
* Exponent Inc.	60,009	3,426
* EnPro Industries Inc.	94,363	3,398
Kaydon Corp.	146,131	3,265
Quanex Building Products Corp.	168,197	3,169
* Astec Industries Inc.	95,472	3,018
AAR Corp.	183,570	3,014
CIRCOR International Inc.	79,336	2,995
* Encore Capital Group Inc.	105,162	2,972

* Mobile Mini Inc.	172,915	2,889
* TrueBlue Inc.	183,636	2,887
Albany International Corp.	131,313	2,885
Heartland Express Inc.	210,161	2,808
G&K Services Inc. Class A	86,073	2,695
* GenCorp Inc.	274,241	2,603
* Navigant Consulting Inc.	234,608	2,592
Standex International Corp.	57,656	2,563
Insperity Inc.	100,697	2,541
Apogee Enterprises Inc.	128,968	2,530
Ceradyne Inc.	103,569	2,530
Resources Connection Inc.	192,928	2,529
American Science & Engineering Inc.	38,391	2,519
Encore Wire Corp.	84,609	2,476
SkyWest Inc.	232,789	2,405
* Sykes Enterprises Inc.	178,139	2,394
* Dycom Industries Inc.	153,164	2,203
Griffon Corp.	209,743	2,160
John Bean Technologies Corp.	132,184	2,159
Cascade Corp.	38,678	2,117
* Aerovironment Inc.	86,191	2,023
Viad Corp.	92,018	1,920
Comfort Systems USA Inc.	171,523	1,875
* Federal Signal Corp.	283,144	1,789
* Gibraltar Industries Inc.	132,323	1,696
AAON Inc.	85,852	1,690
National Presto Industries Inc.	22,027	1,605
* Powell Industries Inc.	40,736	1,575
Kelly Services Inc. Class A	123,181	1,552
* Engility Holdings Inc.	74,653	1,377
* Lydall Inc.	78,579	1,107
CDI Corp.	63,454	1,081
* Consolidated Graphics Inc.	38,810	1,013
Heidrick & Struggles International Inc.	74,704	952
* Orion Marine Group Inc.	123,563	918
* NCI Building Systems Inc.	86,097	864
Arkansas Best Corp.	102,941	815
* Dolan Co.	120,562	649
* Vicor Corp.	90,758	605
Lawson Products Inc.	17,268	119
		357,917
Information Technology (18.1%)
* Cirrus Logic Inc.	294,455	11,304
* CommVault Systems Inc.	190,456	11,180
FEI Co.	173,466	9,280
MAXIMUS Inc.	155,128	9,264
* Microsemi Corp.	405,164	8,132
Anixter International Inc.	125,739	7,225
* Cymer Inc.	141,476	7,224
* 3D Systems Corp.	217,071	7,131
* Hittite Microwave Corp.	123,452	6,848
* ViaSat Inc.	180,378	6,743
* Sourcefire Inc.	136,393	6,687
* OSI Systems Inc.	85,102	6,624
* NETGEAR Inc.	173,316	6,610
* Arris Group Inc.	515,799	6,597
j2 Global Inc.	195,237	6,408

Cognex Corp.	181,560	6,278
* JDA Software Group Inc.	195,033	6,198
* Progress Software Corp.	288,631	6,174
MKS Instruments Inc.	240,904	6,141
* Cardtronics Inc.	201,428	5,999
Littelfuse Inc.	99,523	5,627
Heartland Payment Systems Inc.	177,137	5,612
* Liquidity Services Inc.	110,186	5,532
* DealerTrack Holdings Inc.	194,296	5,411
* Veeco Instruments Inc.	178,380	5,355
* CACI International Inc. Class A	103,291	5,349
* MicroStrategy Inc. Class A	39,414	5,284
* Manhattan Associates Inc.	91,312	5,229
* Tyler Technologies Inc.	118,712	5,226
Blackbaud Inc.	205,401	4,913
* Plexus Corp.	159,359	4,827
* OpenTable Inc.	102,941	4,282
* Take-Two Interactive Software Inc.	409,787	4,274
* Netscout Systems Inc.	163,467	4,170
* Bottomline Technologies Inc.	167,422	4,134
* LivePerson Inc.	228,156	4,132
* ScanSource Inc.	125,892	4,031
Power Integrations Inc.	131,357	3,997
* SYNNEX Corp.	120,759	3,934
MTS Systems Corp.	73,316	3,926
* Benchmark Electronics Inc.	255,614	3,903
* Ultratech Inc.	120,456	3,780
* TriQuint Semiconductor Inc.	745,668	3,766
Cabot Microelectronics Corp.	106,155	3,730
* Synaptics Inc.	150,262	3,609
* Insight Enterprises Inc.	202,309	3,536
* Kulicke & Soffa Industries Inc.	337,291	3,508
* ExlService Holdings Inc.	117,973	3,480
* CSG Systems International Inc.	153,329	3,448
Ebix Inc.	145,387	3,433
* Blucora Inc.	184,076	3,278
Tessera Technologies Inc.	236,284	3,232
* FARO Technologies Inc.	77,203	3,190
* Rogers Corp.	74,930	3,174
* Synchronoss Technologies Inc.	124,497	2,851
* Brightpoint Inc.	313,707	2,817
* Monolithic Power Systems Inc.	141,317	2,791
* Diodes Inc.	163,305	2,778
* Digital River Inc.	162,153	2,701
* ATMI Inc.	145,084	2,694
* GT Advanced Technologies Inc.	485,228	2,644
Monotype Imaging Holdings Inc.	166,881	2,602
* Websense Inc.	165,521	2,590
* Rofin-Sinar Technologies Inc.	130,177	2,568
* Volterra Semiconductor Corp.	115,881	2,534
* iGATE Corp.	138,256	2,512
Brooks Automation Inc.	302,105	2,426
* Harmonic Inc.	523,328	2,376
Badger Meter Inc.	65,084	2,368
OPNET	69,512	2,368
* Entropic Communications Inc.	401,485	2,337
* Measurement Specialties Inc.	70,210	2,316

Micrel Inc.	221,159	2,304
United Online Inc.	412,635	2,278
Comtech Telecommunications Corp.	81,559	2,254
* TTM Technologies Inc.	238,822	2,252
* comScore Inc.	145,982	2,226
Park Electrochemical Corp.	88,069	2,187
* Interactive Intelligence Group Inc.	67,695	2,034
* Higher One Holdings Inc.	149,343	2,013
* Dice Holdings Inc.	237,619	2,001
* DTS Inc.	85,826	1,998
* Advanced Energy Industries Inc.	159,944	1,971
EPIQ Systems Inc.	146,583	1,967
Black Box Corp.	76,779	1,959
Forrester Research Inc.	67,147	1,932
* Newport Corp.	173,617	1,920
* Perficient Inc.	150,371	1,815
* TeleTech Holdings Inc.	104,315	1,779
* LogMeIn Inc.	74,504	1,671
* Exar Corp.	205,872	1,647
* Virtusa Corp.	90,523	1,609
Daktronics Inc.	168,428	1,602
* Intermec Inc.	255,240	1,585
CTS Corp.	155,978	1,571
* Stamps.com Inc.	67,327	1,558
Methode Electronics Inc.	160,285	1,556
* Rudolph Technologies Inc.	146,666	1,540
* Checkpoint Systems Inc.	184,899	1,531
* Mercury Computer Systems Inc.	141,426	1,502
* Ceva Inc.	102,803	1,478
* Oplink Communications Inc.	87,978	1,455
* Super Micro Computer Inc.	118,996	1,432
Electro Scientific Industries Inc.	113,486	1,387
* Symmetricom Inc.	191,416	1,334
* Nanometrics Inc.	96,592	1,334
* Avid Technology Inc.	138,025	1,306
* VASCO Data Security International Inc.	132,258	1,241
* Digi International Inc.	117,833	1,197
* Kopin Corp.	280,798	1,056
* CIBER Inc.	303,063	1,052
* Sigma Designs Inc.	151,363	1,001
* QuinStreet Inc.	116,935	981
* XO Group Inc.	111,840	934
Bel Fuse Inc. Class B	48,815	912
* Supertex Inc.	48,337	864
* Pericom Semiconductor Corp.	97,562	847
Cohu Inc.	88,596	832
* Rubicon Technology Inc.	77,925	747
* DSP Group Inc.	100,628	598
PC-Tel Inc.	79,079	558
* Agilysys Inc.	64,350	553
* STR Holdings Inc.	176,620	548
* Intevac Inc.	82,423	504
* Radisys Corp.	96,554	348
* Novatel Wireless Inc.	133,872	265
* NCI Inc. Class A	37,832	260
* Gerber Scientific Inc. CVR	110,699	—
		415,918

Materials (5.9%)
Eagle Materials Inc.	208,699	9,654
HB Fuller Co.	227,441	6,978
PolyOne Corp.	403,525	6,686
Buckeye Technologies Inc.	181,990	5,835
* SunCoke Energy Inc.	319,178	5,145
Balchem Corp.	133,220	4,893
Innophos Holdings Inc.	99,465	4,823
Schweitzer-Mauduit International Inc.	141,933	4,682
Kaiser Aluminum Corp.	76,579	4,471
Globe Specialty Metals Inc.	290,630	4,423
* Clearwater Paper Corp.	106,399	4,395
* KapStone Paper and Packaging Corp.	174,407	3,905
AMCOL International Corp.	114,751	3,888
* Texas Industries Inc.	94,331	3,835
* Kraton Performance Polymers Inc.	146,913	3,834
American Vanguard Corp.	108,146	3,764
* LSB Industries Inc.	85,555	3,753
* Calgon Carbon Corp.	259,380	3,712
Stepan Co.	37,763	3,630
Koppers Holdings Inc.	94,574	3,303
* RTI International Metals Inc.	137,969	3,303
Deltic Timber Corp.	49,570	3,235
A Schulman Inc.	134,118	3,195
Haynes International Inc.	55,849	2,913
Quaker Chemical Corp.	58,968	2,752
* OM Group Inc.	147,494	2,735
AK Steel Holding Corp.	503,043	2,415
Materion Corp.	93,297	2,220
Myers Industries Inc.	141,286	2,207
Neenah Paper Inc.	72,095	2,065
Wausau Paper Corp.	211,142	1,955
Tredegar Corp.	109,716	1,946
* Headwaters Inc.	279,887	1,842
Hawkins Inc.	41,674	1,732
Zep Inc.	100,807	1,524
* Century Aluminum Co.	192,372	1,375
* AM Castle & Co.	75,788	947
Olympic Steel Inc.	42,403	716
		134,686
Telecommunication Services (0.6%)
* Cincinnati Bell Inc.	897,892	5,118
Atlantic Tele-Network Inc.	42,463	1,825
* General Communication Inc. Class A	150,405	1,474
* Cbeyond Inc.	138,311	1,364
* Neutral Tandem Inc.	136,101	1,276
USA Mobility Inc.	101,075	1,200
NTELOS Holdings Corp.	68,304	1,186
Lumos Networks Corp.	69,040	543
		13,986
Utilities (4.2%)
Piedmont Natural Gas Co. Inc.	328,482	10,669
Southwest Gas Corp.	210,158	9,289
New Jersey Resources Corp.	189,490	8,663
UIL Holdings Corp.	230,777	8,276
UNS Energy Corp.	187,982	7,869

South Jersey Industries Inc.		140,578	7,441
Avista Corp.		267,693	6,890
ALLETE Inc.		156,974	6,552
El Paso Electric Co.		182,598	6,254
NorthWestern Corp.		169,444	6,139
Northwest Natural Gas Co.		121,805	5,998
CH Energy Group Inc.		68,000	4,434
Laclede Group Inc.		95,333	4,099
American States Water Co.		86,214	3,831
			96,404
Total Common Stocks (Cost $1,647,288)			2,298,758
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund (Cost
$2,148)	0.163%	2,148,000	2,148

Total Investments (100.3%) (Cost $1,649,436)			2,300,906
Other Assets and Liabilities-Net (-0.3%)			(7,087)
Net Assets (100%)			2,293,819

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $1,649,436,000. Net unrealized appreciation of investment securities for tax purposes was $651,470,000, consisting of unrealized gains of $708,012,000 on securities that had risen in value since their purchase and $56,542,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (8.8%)
BHP Billiton Ltd.	3,538,603	120,910
Commonwealth Bank of Australia	1,761,955	101,450
Westpac Banking Corp.	3,389,547	86,911
Australia & New Zealand Banking Group Ltd.	2,979,192	76,135
National Australia Bank Ltd.	2,489,433	65,452
Woolworths Ltd.	1,362,188	40,562
Wesfarmers Ltd.	1,122,376	39,724
CSL Ltd.	583,772	27,766
Rio Tinto Ltd.	484,078	26,589
Newcrest Mining Ltd.	818,005	24,590
Woodside Petroleum Ltd.	709,014	24,254
Telstra Corp. Ltd.	4,838,656	19,616
QBE Insurance Group Ltd.	1,256,826	16,785
AMP Ltd.	3,370,093	15,057
Suncorp Group Ltd.	1,577,492	15,047
Origin Energy Ltd.	1,260,785	14,773
Brambles Ltd.	1,779,500	12,895
Santos Ltd.	1,033,815	12,129
Macquarie Group Ltd.	381,255	11,179
Orica Ltd.	432,098	11,112
Amcor Ltd.	1,369,635	10,990
Insurance Australia Group Ltd.	2,386,925	10,765
Transurban Group	1,693,956	10,503
Centro Retail Australia	4,670,378	10,126
Coca-Cola Amatil Ltd.	719,781	10,105
AGL Energy Ltd.	623,257	9,656
ASX Ltd.	245,269	7,494
WorleyParsons Ltd.	233,139	6,803
Lend Lease Group	784,300	6,353
QR National Ltd.	1,742,657	6,135
Sonic Healthcare Ltd.	435,881	6,106
Incitec Pivot Ltd.	1,919,188	5,893
Fortescue Metals Group Ltd.	1,539,384	5,519
Computershare Ltd.	635,109	5,449
Asciano Ltd.	1,198,314	5,401
APA Group	1,005,786	4,934
Tatts Group Ltd.	1,703,721	4,770
Cochlear Ltd.	68,509	4,753
James Hardie Industries SE	526,858	4,732
Iluka Resources Ltd.	447,451	4,574
Ramsay Health Care Ltd.	182,253	4,531
Boral Ltd.	1,036,991	4,109
Toll Holdings Ltd.	894,870	4,070
Crown Ltd.	427,601	4,021
Metcash Ltd.	1,056,505	3,868
Bendigo and Adelaide Bank Ltd.	461,289	3,666
Leighton Holdings Ltd.	199,999	3,422
Echo Entertainment Group Ltd.	857,050	3,389
* ALS Ltd.	354,055	3,139

Sydney Airport	945,377	3,094
OZ Minerals Ltd.	439,842	3,054
Caltex Australia Ltd.	165,284	2,816
Tabcorp Holdings Ltd.	972,934	2,780
SP AusNet	2,511,447	2,723
Alumina Ltd.	3,082,154	2,684
Sims Metal Management Ltd.	248,157	2,455
* Qantas Airways Ltd.	1,684,641	2,120
Harvey Norman Holdings Ltd.	996,274	1,994
Whitehaven Coal Ltd.	488,840	1,441
Fairfax Media Ltd.	3,131,256	1,340
Newcrest Mining Ltd. ADR	22,953	685
Sims Metal Management Ltd. ADR	3,072	30
		965,428
Austria (0.3%)
OMV AG	175,575	6,150
* Erste Group Bank AG	226,256	5,057
Andritz AG	76,357	4,329
Voestalpine AG	112,245	3,365
Vienna Insurance Group AG Wiener Versicherung Gruppe	67,305	2,858
Telekom Austria AG	404,082	2,858
Raiffeisen Bank International AG	66,531	2,413
Verbund AG	93,901	1,945
		28,975
Belgium (1.1%)
Anheuser-Busch InBev NV	876,125	74,952
Solvay SA Class A	67,867	7,865
Umicore SA	147,644	7,729
UCB SA	122,706	6,752
Belgacom SA	203,672	6,215
* Ageas	244,253	5,868
Delhaize Group SA	113,602	4,388
KBC Groep NV	179,391	4,308
Colruyt SA	88,317	3,848
Telenet Group Holding NV	54,934	2,456
Mobistar SA	40,559	1,280
		125,661
China (0.0%)
MGM China Holdings Ltd.	1,132,000	1,944

Denmark (1.2%)
Novo Nordisk A/S Class B	437,980	68,927
* Danske Bank A/S	685,652	12,357
Carlsberg A/S Class B	121,678	10,779
AP Moeller - Maersk A/S Class B	1,496	10,695
Novozymes A/S	257,397	7,099
Coloplast A/S Class B	21,803	4,543
DSV A/S	178,318	4,003
TDC A/S	509,387	3,717
AP Moeller - Maersk A/S Class A	498	3,367
* William Demant Holding A/S	32,676	2,928
Tryg A/S	40,845	2,649
		131,064
Finland (0.8%)
Sampo Oyj	487,423	15,189
Kone Oyj Class B	174,423	12,089

Nokia Oyj	3,983,627	10,339
Fortum Oyj	491,600	9,058
Wartsila OYJ Abp	194,877	6,763
UPM-Kymmene Oyj	584,262	6,625
Nokian Renkaat Oyj	134,773	5,502
Metso Oyj	116,443	4,171
Stora Enso Oyj	616,088	3,838
Pohjola Bank plc Class A	217,269	2,864
Elisa Oyj	120,171	2,719
Neste Oil Oyj	187,428	2,463
Orion Oyj Class B	60,594	1,297
Kesko Oyj Class B	41,838	1,186
		84,103
France (9.2%)
Total SA	2,274,043	113,135
Sanofi	1,273,694	109,000
BNP Paribas SA	1,038,733	49,248
Air Liquide SA	336,950	41,766
LVMH Moet Hennessy Louis Vuitton SA	269,954	40,525
Danone SA	618,283	38,043
Schneider Electric SA	553,719	32,738
L'Oreal SA	259,464	32,081
GDF Suez	1,350,303	30,101
AXA SA	1,884,475	28,056
Vivendi SA	1,368,874	26,676
Pernod-Ricard SA	229,171	25,707
Unibail-Rodamco SE	123,441	24,598
France Telecom SA	1,962,718	23,768
* Societe Generale SA	730,516	20,702
Vinci SA	482,598	20,534
Cie Generale d'Optique Essilor International SA	213,087	19,940
Cie Generale des Etablissements Michelin	192,457	15,070
Cie de St-Gobain	416,575	14,581
ArcelorMittal	1,005,676	14,476
European Aeronautic Defence and Space Co. NV	438,070	13,885
Carrefour SA	619,021	12,841
PPR	82,728	12,697
Technip SA	111,801	12,423
Lafarge SA	212,324	11,408
Renault SA	208,976	9,792
Publicis Groupe SA	167,663	9,378
Legrand SA	247,819	9,341
Safran SA	245,019	8,813
SES SA	305,706	8,313
Sodexo	104,984	7,905
Christian Dior SA	58,957	7,898
Alstom SA	218,702	7,656
Klepierre	216,600	7,589
Gemalto NV	83,755	7,366
* Credit Agricole SA	1,064,038	7,319
Dassault Systemes SA	67,594	7,102
Cap Gemini SA	159,267	6,731
Bureau Veritas SA	64,504	6,622
Gecina SA	57,973	5,933
Accor SA	175,718	5,850
* Cie Generale de Geophysique - Veritas	167,605	5,383
Arkema SA	56,892	5,325

Casino Guichard Perrachon SA	55,018	4,867
Fonciere Des Regions	64,751	4,866
Electricite de France SA	231,733	4,846
Bouygues SA	197,609	4,805
Vallourec SA	108,211	4,572
ICADE	55,795	4,544
Iliad SA	27,880	4,537
AtoS	62,927	4,378
Edenred	152,108	4,271
Eutelsat Communications SA	130,526	4,194
Veolia Environnement SA	371,970	4,002
Lagardere SCA	144,943	3,959
SCOR SE	148,206	3,820
Societe BIC SA	30,681	3,706
Groupe Eurotunnel SA	518,788	3,654
Suez Environnement Co.	315,848	3,573
STMicroelectronics NV	636,102	3,433
Thales SA	93,740	3,218
Zodiac Aerospace	32,516	3,175
Natixis	1,004,763	3,154
* Alcatel-Lucent	2,315,379	2,555
Remy Cointreau SA	20,652	2,375
Imerys SA	36,618	2,148
Aeroports de Paris	26,681	2,127
Rexel SA	97,984	1,972
CNP Assurances	147,408	1,924
* Peugeot SA	228,390	1,803
JCDecaux SA	49,267	1,115
* Cie Generale de Geophysique - Veritas Rights Exp. 10/12/2012	167,605	270
		1,016,178
Germany (8.6%)
Siemens AG	880,760	88,095
BASF SE	982,879	83,050
Bayer AG	893,759	76,855
SAP AG	977,985	69,598
Allianz SE	488,410	58,250
Daimler AG	965,757	46,874
E.ON AG	1,930,664	45,879
Deutsche Bank AG	996,791	39,483
Deutsche Telekom AG	3,036,661	37,345
Linde AG	201,238	34,686
Muenchener Rueckversicherungs AG	197,045	30,811
Volkswagen AG Prior Pfd.	150,616	27,540
Bayerische Motoren Werke AG	349,933	25,661
RWE AG	527,309	23,596
Adidas AG	229,463	18,830
Deutsche Post AG	929,643	18,161
Fresenius Medical Care AG & Co. KGaA	228,097	16,731
Fresenius SE & Co. KGaA	135,116	15,689
Henkel AG & Co. KGaA Prior Pfd.	184,896	14,729
Deutsche Boerse AG	224,653	12,432
Henkel AG & Co. KGaA	156,832	10,236
Porsche Automobil Holding SE Prior Pfd.	159,904	9,582
K&S AG	181,266	8,930
ThyssenKrupp AG	417,556	8,895
Beiersdorf AG	118,468	8,701
Merck KGaA	70,434	8,695

Continental AG	86,688	8,502
HeidelbergCement AG	152,336	8,001
* Kabel Deutschland Holding AG	102,252	7,299
Infineon Technologies AG	1,120,352	7,121
* Commerzbank AG	3,743,698	6,697
Lanxess AG	79,962	6,642
Brenntag AG	46,299	5,933
Volkswagen AG	34,702	5,817
GEA Group AG	189,951	5,759
* QIAGEN NV	268,486	4,950
Hannover Rueckversicherung AG	64,620	4,135
MAN SE	44,482	4,080
Metro AG	135,010	4,045
Bayerische Motoren Werke AG Prior Pfd.	62,904	3,234
Fraport AG Frankfurt Airport Services Worldwide	55,032	3,185
Deutsche Lufthansa AG	174,975	2,375
Celesio AG	113,621	2,029
* Hugo Boss AG	22,989	2,025
ProSiebenSat.1 Media AG Prior Pfd.	74,951	1,890
Suedzucker AG	52,060	1,844
Salzgitter AG	45,107	1,746
United Internet AG	85,324	1,742
* Hochtief AG	36,179	1,697
Axel Springer AG	25,002	1,084
RWE AG Prior Pfd.	22,605	902
Wacker Chemie AG	12,997	836
		942,904
Greece (0.0%)
Coca Cola Hellenic Bottling Co. SA	211,602	3,951
OPAP SA	207,765	1,066
		5,017
Hong Kong (3.1%)
AIA Group Ltd.	11,038,763	40,903
Sun Hung Kai Properties Ltd.	1,719,768	25,023
Cheung Kong Holdings Ltd.	1,570,500	22,943
Hutchison Whampoa Ltd.	2,357,512	22,735
CLP Holdings Ltd.	2,051,932	17,417
Hong Kong Exchanges and Clearing Ltd.	1,136,100	17,069
Hong Kong & China Gas Co. Ltd.	6,091,718	15,399
Power Assets Holdings Ltd.	1,526,100	12,958
BOC Hong Kong Holdings Ltd.	4,007,000	12,673
Hang Seng Bank Ltd.	818,243	12,509
Wharf Holdings Ltd.	1,772,815	12,259
Li & Fung Ltd.	6,381,670	9,841
Sands China Ltd.	2,657,600	9,839
Swire Pacific Ltd. Class A	804,088	9,817
Hang Lung Properties Ltd.	2,576,810	8,774
Henderson Land Development Co. Ltd.	1,212,506	8,683
Sino Land Co. Ltd.	3,547,300	6,606
New World Development Co. Ltd.	4,060,125	6,257
Bank of East Asia Ltd.	1,631,863	6,088
Hang Lung Group Ltd.	957,000	6,043
* Galaxy Entertainment Group Ltd.	1,672,000	5,555
Kerry Properties Ltd.	1,060,000	5,345
MTR Corp. Ltd.	1,402,000	5,300
Wheelock & Co. Ltd.	1,139,000	4,893

SJM Holdings Ltd.	2,150,000	4,646
Hysan Development Co. Ltd.	971,000	4,409
Wynn Macau Ltd.	1,546,400	4,146
Shangri-La Asia Ltd.	2,112,552	4,086
First Pacific Co. Ltd.	3,114,000	3,367
Cheung Kong Infrastructure Holdings Ltd.	450,000	2,721
Hopewell Holdings Ltd.	637,000	2,195
ASM Pacific Technology Ltd.	185,400	2,192
Yue Yuen Industrial Holdings Ltd.	608,500	2,041
Wing Hang Bank Ltd.	199,775	1,871
NWS Holdings Ltd.	1,141,500	1,830
Cathay Pacific Airways Ltd.	896,770	1,451
Lifestyle International Holdings Ltd.	657,500	1,355
PCCW Ltd.	2,971,000	1,211
Orient Overseas International Ltd.	149,800	821
* Foxconn International Holdings Ltd.	2,481,000	814
		344,085
Ireland (0.3%)
CRH plc	758,535	14,568
Kerry Group plc Class A	156,410	8,001
* Elan Corp. plc	555,966	5,973
* Ryanair Holdings plc ADR	24,300	784
* Ryanair Holdings plc	68,719	391
* Irish Bank Resolution Corp. Ltd.	257,065	—
		29,717
Israel (0.6%)
Teva Pharmaceutical Industries Ltd.	1,022,710	42,216
Israel Chemicals Ltd.	491,398	5,968
* Bank Hapoalim BM	1,270,314	4,533
* Mellanox Technologies Ltd.	36,393	3,774
* Bank Leumi Le-Israel BM	1,198,424	3,359
Bezeq The Israeli Telecommunication Corp. Ltd.	1,620,093	1,893
Israel Corp. Ltd.	2,796	1,780
* NICE Systems Ltd.	52,352	1,740
Delek Group Ltd.	6,860	1,151
* Mizrahi Tefahot Bank Ltd.	109,213	970
		67,384
Italy (2.2%)
Eni SPA	2,737,642	60,019
Enel SPA	7,015,938	24,855
Assicurazioni Generali SPA	1,249,138	18,008
* UniCredit SPA	4,326,702	18,005
Intesa Sanpaolo SPA (Registered)	10,767,270	16,419
Saipem SPA	265,213	12,781
Tenaris SA	527,536	10,796
Telecom Italia SPA (Registered)	10,611,898	10,660
Fiat Industrial SPA	920,283	9,013
Snam SPA	1,491,878	6,618
Terna Rete Elettrica Nazionale SPA	1,541,349	5,748
Telecom Italia SPA (Bearer)	5,950,080	5,212
Atlantia SPA	320,003	4,978
* Fiat SPA	888,034	4,750
Luxottica Group SPA	108,559	3,829
Unione di Banche Italiane SCPA	985,721	3,655
Prysmian SPA	178,805	3,196
Mediobanca SPA	595,307	3,190

Pirelli & C. SPA	289,890	3,128
Enel Green Power SPA	1,727,083	2,925
Exor SPA	116,092	2,925
* Banco Popolare SC	1,453,682	2,179
* Finmeccanica SPA	418,175	1,988
* Banca Monte dei Paschi di Siena SPA	5,860,551	1,703
Intesa Sanpaolo SPA (Bearer)	1,082,259	1,404
Autogrill SPA	133,668	1,273
Mediaset SPA	642,418	1,210
		240,467
Japan (20.0%)
Toyota Motor Corp.	2,962,618	116,162
Mitsubishi UFJ Financial Group Inc.	13,699,544	64,108
Honda Motor Co. Ltd.	1,750,039	54,086
Sumitomo Mitsui Financial Group Inc.	1,465,658	45,667
Mizuho Financial Group Inc.	24,665,161	40,032
Takeda Pharmaceutical Co. Ltd.	864,394	39,769
Canon Inc.	1,211,233	38,878
Softbank Corp.	960,400	38,830
FANUC Corp.	204,900	32,980
Japan Tobacco Inc.	959,100	28,709
Hitachi Ltd.	5,005,758	27,798
Mitsubishi Corp.	1,493,886	27,059
Mitsubishi Estate Co. Ltd.	1,382,935	26,442
Mitsui & Co. Ltd.	1,866,300	26,184
NTT DOCOMO Inc.	16,165	26,117
East Japan Railway Co.	375,100	24,819
Astellas Pharma Inc.	486,814	24,672
Shin-Etsu Chemical Co. Ltd.	438,200	24,626
Seven & I Holdings Co. Ltd.	800,920	24,543
KDDI Corp.	297,600	23,083
Nissan Motor Co. Ltd.	2,662,100	22,656
Nippon Telegraph & Telephone Corp.	468,700	22,301
Mitsui Fudosan Co. Ltd.	997,000	19,923
Komatsu Ltd.	998,200	19,565
Tokio Marine Holdings Inc.	767,800	19,538
ITOCHU Corp.	1,665,100	16,810
Sumitomo Corp.	1,241,100	16,696
Bridgestone Corp.	714,331	16,567
Kao Corp.	558,901	16,432
Denso Corp.	519,100	16,310
Nippon Steel Corp.	7,769,580	15,910
Mitsubishi Electric Corp.	2,079,000	15,324
Panasonic Corp.	2,300,953	15,224
Central Japan Railway Co.	170,500	14,966
Tokyo Gas Co. Ltd.	2,678,000	14,726
Mitsubishi Heavy Industries Ltd.	3,346,000	14,470
Nomura Holdings Inc.	4,021,177	14,360
Kyocera Corp.	165,600	14,349
Nintendo Co. Ltd.	112,700	14,316
Inpex Corp.	2,395	14,238
Toshiba Corp.	4,278,000	13,711
Kirin Holdings Co. Ltd.	999,000	13,358
Fast Retailing Co. Ltd.	57,200	13,284
Eisai Co. Ltd.	288,800	13,010
Keyence Corp.	50,718	12,988
Kubota Corp.	1,241,000	12,525

JX Holdings Inc.	2,291,050	12,515
Sony Corp.	1,070,200	12,514
Secom Co. Ltd.	238,200	12,416
Daiichi Sankyo Co. Ltd.	745,163	12,275
Marubeni Corp.	1,923,000	12,226
Otsuka Holdings Co. Ltd.	390,000	12,086
Sumitomo Realty & Development Co. Ltd.	455,000	12,057
Ajinomoto Co. Inc.	752,500	11,787
Murata Manufacturing Co. Ltd.	220,600	11,744
Asahi Group Holdings Ltd.	449,300	11,080
Hoya Corp.	503,600	11,048
Dai-ichi Life Insurance Co. Ltd.	9,352	10,578
Nikon Corp.	375,100	10,314
Sumitomo Mitsui Trust Holdings Inc.	3,401,270	10,098
Toray Industries Inc.	1,696,000	10,034
Osaka Gas Co. Ltd.	2,202,000	9,688
MS&AD Insurance Group Holdings	544,533	9,400
Daito Trust Construction Co. Ltd.	92,600	9,296
SMC Corp.	57,500	9,254
Chubu Electric Power Co. Inc.	694,700	9,021
Nitto Denko Corp.	188,100	8,954
Odakyu Electric Railway Co. Ltd.	843,000	8,860
West Japan Railway Co.	205,600	8,780
Nidec Corp.	119,100	8,700
Resona Holdings Inc.	2,080,936	8,520
JGC Corp.	254,000	8,459
Daiwa House Industry Co. Ltd.	580,000	8,404
FUJIFILM Holdings Corp.	492,100	8,242
Rakuten Inc.	792,300	8,056
Sumitomo Electric Industries Ltd.	752,200	7,955
Kintetsu Corp.	1,998,190	7,825
Daiwa Securities Group Inc.	2,037,000	7,737
Sumitomo Metal Mining Co. Ltd.	608,000	7,650
Tokyo Electron Ltd.	178,400	7,600
Suzuki Motor Corp.	390,800	7,590
Fujitsu Ltd.	1,976,000	7,418
NKSJ Holdings Inc.	380,000	7,411
Aeon Co. Ltd.	642,473	7,255
Terumo Corp.	167,700	7,210
Oriental Land Co. Ltd.	54,100	7,123
Asahi Glass Co. Ltd.	1,068,035	7,105
LIXIL Group Corp.	297,112	7,080
Asahi Kasei Corp.	1,353,000	6,974
Shizuoka Bank Ltd.	665,000	6,805
Yamato Holdings Co. Ltd.	429,900	6,799
Daikin Industries Ltd.	261,500	6,763
JFE Holdings Inc.	511,700	6,741
T&D Holdings Inc.	614,830	6,638
Bank of Yokohama Ltd.	1,379,000	6,558
Sekisui House Ltd.	638,859	6,342
Tokyu Corp.	1,318,000	6,296
Hankyu Hanshin Holdings Inc.	1,161,000	6,270
Kansai Electric Power Co. Inc.	797,550	6,221
Isuzu Motors Ltd.	1,273,000	6,134
Ricoh Co. Ltd.	724,000	6,114
Keio Corp.	810,000	6,103
Tobu Railway Co. Ltd.	1,134,000	6,102

Aisin Seiki Co. Ltd.	213,800	6,089
Yahoo Japan Corp.	15,906	6,051
Unicharm Corp.	105,500	6,049
Chugai Pharmaceutical Co. Ltd.	286,800	6,011
Shiseido Co. Ltd.	424,300	5,816
Toyota Tsusho Corp.	271,893	5,808
Mitsubishi Chemical Holdings Corp.	1,494,000	5,706
Shionogi & Co. Ltd.	374,100	5,701
Chiba Bank Ltd.	961,000	5,587
Keikyu Corp.	587,000	5,530
Lawson Inc.	71,590	5,496
Fuji Heavy Industries Ltd.	647,000	5,390
Shimano Inc.	73,900	5,366
Dentsu Inc.	205,200	5,197
TDK Corp.	136,500	5,076
Yakult Honsha Co. Ltd.	102,100	4,841
Kuraray Co. Ltd.	420,400	4,774
Credit Saison Co. Ltd.	197,200	4,764
* Olympus Corp.	243,600	4,756
NTT Data Corp.	1,482	4,653
Konica Minolta Holdings Inc.	599,000	4,608
Nippon Express Co. Ltd.	1,216,000	4,606
Hisamitsu Pharmaceutical Co. Inc.	83,000	4,594
Makita Corp.	117,600	4,552
Sega Sammy Holdings Inc.	240,888	4,545
Dai Nippon Printing Co. Ltd.	638,800	4,454
Sumitomo Chemical Co. Ltd.	1,747,000	4,451
Omron Corp.	230,900	4,437
Sekisui Chemical Co. Ltd.	541,000	4,357
* NEC Corp.	2,730,400	4,333
Joyo Bank Ltd.	884,000	4,323
Kyowa Hakko Kirin Co. Ltd.	355,000	4,287
Electric Power Development Co. Ltd.	157,540	4,148
Toppan Printing Co. Ltd.	708,000	4,106
Mitsubishi Materials Corp.	1,299,000	4,087
Obayashi Corp.	882,000	4,019
Yamada Denki Co. Ltd.	91,410	4,010
Keisei Electric Railway Co. Ltd.	443,000	3,996
Sysmex Corp.	83,100	3,996
* Tohoku Electric Power Co. Inc.	495,700	3,984
Mitsubishi Tanabe Pharma Corp.	261,850	3,974
Namco Bandai Holdings Inc.	234,200	3,968
* Mitsubishi Motors Corp.	4,297,000	3,964
Taisei Corp.	1,373,000	3,934
MEIJI Holdings Co. Ltd.	78,254	3,883
Santen Pharmaceutical Co. Ltd.	83,000	3,807
Hachijuni Bank Ltd.	681,600	3,779
Tokyu Land Corp.	703,000	3,757
Kyushu Electric Power Co. Inc.	455,100	3,753
Dena Co. Ltd.	113,000	3,749
Bank of Kyoto Ltd.	439,000	3,714
Benesse Holdings Inc.	76,600	3,707
Chugoku Electric Power Co. Inc.	277,500	3,689
NGK Insulators Ltd.	307,000	3,673
Nitori Holdings Co. Ltd.	39,300	3,648
Suruga Bank Ltd.	321,000	3,638
JSR Corp.	215,600	3,528

IHI Corp.	1,578,000	3,515
Yokogawa Electric Corp.	300,400	3,467
Mitsubishi UFJ Lease & Finance Co. Ltd.	81,960	3,451
Fukuoka Financial Group Inc.	844,800	3,430
* Mazda Motor Corp.	2,913,000	3,400
Daihatsu Motor Co. Ltd.	199,000	3,316
Toho Co. Ltd.	179,900	3,308
Nissin Foods Holdings Co. Ltd.	83,400	3,267
Trend Micro Inc.	114,000	3,179
Kawasaki Heavy Industries Ltd.	1,601,000	3,175
Kajima Corp.	1,129,000	3,080
Isetan Mitsukoshi Holdings Ltd.	294,840	3,072
Oji Holdings Corp.	1,008,000	3,068
NSK Ltd.	523,000	3,038
Shimizu Corp.	885,000	2,977
Sankyo Co. Ltd.	63,900	2,973
TonenGeneral Sekiyu KK	329,000	2,854
Kurita Water Industries Ltd.	127,100	2,810
Mitsui OSK Lines Ltd.	1,204,000	2,801
Rohm Co. Ltd.	83,100	2,798
Aeon Mall Co. Ltd.	112,000	2,735
TOTO Ltd.	372,000	2,733
Takashimaya Co. Ltd.	394,860	2,707
Chugoku Bank Ltd.	192,000	2,705
Showa Denko KK	1,699,000	2,696
Gunma Bank Ltd.	525,000	2,666
Nippon Yusen KK	1,509,000	2,666
Sharp Corp.	1,077,000	2,663
Teijin Ltd.	1,086,000	2,654
Yamaha Motor Co. Ltd.	299,100	2,610
Toho Gas Co. Ltd.	390,000	2,588
Nisshin Seifun Group Inc.	204,400	2,513
Sony Financial Holdings Inc.	146,800	2,503
Tsumura & Co.	79,800	2,497
Miraca Holdings Inc.	55,500	2,492
Casio Computer Co. Ltd.	350,300	2,481
* Tokyo Electric Power Co. Inc.	1,489,070	2,451
Mitsubishi Gas Chemical Co. Inc.	487,000	2,443
Konami Corp.	106,500	2,418
Stanley Electric Co. Ltd.	162,800	2,410
Nippon Meat Packers Inc.	186,000	2,385
Toyo Suisan Kaisha Ltd.	95,000	2,377
Sumitomo Rubber Industries Ltd.	199,800	2,376
Kikkoman Corp.	173,000	2,362
All Nippon Airways Co. Ltd.	1,123,317	2,361
Yamaha Corp.	253,800	2,350
Iyo Bank Ltd.	288,000	2,344
* Kobe Steel Ltd.	2,911,000	2,306
Chiyoda Corp.	147,809	2,296
FamilyMart Co. Ltd.	46,500	2,285
Kansai Paint Co. Ltd.	206,000	2,283
Hamamatsu Photonics KK	66,200	2,274
Nishi-Nippon City Bank Ltd.	976,000	2,259
Ube Industries Ltd.	1,044,000	2,242
Nippon Electric Glass Co. Ltd.	405,500	2,234
Taiheiyo Cement Corp.	1,034,000	2,226
J Front Retailing Co. Ltd.	386,200	2,164

Suzuken Co. Ltd.	65,260	2,164
Advantest Corp.	165,600	2,153
THK Co. Ltd.	140,900	2,153
SBI Holdings Inc.	331,190	2,134
Japan Steel Works Ltd.	378,513	2,103
Dainippon Sumitomo Pharma Co. Ltd.	191,400	2,103
Marui Group Co. Ltd.	297,300	2,102
Aeon Credit Service Co. Ltd.	96,710	2,080
Toyo Seikan Kaisha Ltd.	192,500	2,056
Aozora Bank Ltd.	671,000	2,052
NOK Corp.	127,100	2,038
McDonald's Holdings Co. Japan Ltd.	71,500	2,037
Shikoku Electric Power Co. Inc.	179,700	2,026
Nomura Real Estate Holdings Inc.	115,171	2,019
Nomura Research Institute Ltd.	96,300	1,985
Ibiden Co. Ltd.	135,500	1,982
NGK Spark Plug Co. Ltd.	188,000	1,978
Sumitomo Heavy Industries Ltd.	579,000	1,974
Otsuka Corp.	22,060	1,973
JTEKT Corp.	247,600	1,957
Brother Industries Ltd.	210,400	1,949
Mitsui Chemicals Inc.	995,000	1,939
Shimamura Co. Ltd.	16,600	1,933
Alfresa Holdings Corp.	39,200	1,931
Citizen Holdings Co. Ltd.	381,100	1,927
Hokuriku Electric Power Co.	158,900	1,926
Yamaguchi Financial Group Inc.	238,000	1,926
MediPal Holdings Corp.	139,800	1,924
Jupiter Telecommunications Co. Ltd.	1,857	1,886
Daicel Corp.	312,000	1,869
Idemitsu Kosan Co. Ltd.	22,709	1,857
Gree Inc.	99,100	1,809
Yamazaki Baking Co. Ltd.	134,000	1,793
USS Co. Ltd.	16,970	1,792
Shinsei Bank Ltd.	1,369,014	1,768
Nabtesco Corp.	95,600	1,760
Asics Corp.	124,396	1,678
Hokkaido Electric Power Co. Inc.	205,900	1,671
Rinnai Corp.	22,200	1,657
NHK Spring Co. Ltd.	191,600	1,646
Hitachi Construction Machinery Co. Ltd.	101,200	1,634
* Japan Airlines Co. Ltd.	34,913	1,633
Fuji Electric Co. Ltd.	783,000	1,588
Amada Co. Ltd.	361,000	1,577
Toyoda Gosei Co. Ltd.	78,300	1,568
Shimadzu Corp.	222,000	1,558
* Furukawa Electric Co. Ltd.	821,000	1,543
Kaneka Corp.	303,000	1,459
Hitachi High-Technologies Corp.	59,651	1,440
Nippon Paper Group Inc.	114,800	1,350
* Nexon Co. Ltd.	97,700	1,349
Yaskawa Electric Corp.	199,000	1,327
Sanrio Co. Ltd.	36,500	1,305
Hakuhodo DY Holdings Inc.	19,210	1,294
Showa Shell Sekiyu KK	242,300	1,282
* Kawasaki Kisen Kaisha Ltd.	1,019,000	1,280
Cosmo Oil Co. Ltd.	681,000	1,252

Kamigumi Co. Ltd.	146,000	1,206
Coca-Cola West Co. Ltd.	72,700	1,206
Oracle Corp. Japan	22,100	1,138
Nisshin Steel Co. Ltd.	1,074,000	1,136
Koito Manufacturing Co. Ltd.	91,712	1,059
Tosoh Corp.	557,000	1,058
NTN Corp.	516,000	1,038
Air Water Inc.	82,805	1,013
Sojitz Corp.	782,500	1,012
Yamato Kogyo Co. Ltd.	34,000	1,001
Mitsubishi Logistics Corp.	83,000	987
Hitachi Metals Ltd.	110,000	980
ABC-Mart Inc.	22,200	980
GS Yuasa Corp.	233,000	969
Hino Motors Ltd.	145,000	949
Denki Kagaku Kogyo KK	302,000	936
* Sumco Corp.	132,660	893
Seiko Epson Corp.	144,900	885
Toyota Boshoku Corp.	83,400	865
Taiyo Nippon Sanso Corp.	161,000	847
Hitachi Chemical Co. Ltd.	60,900	821
Ushio Inc.	64,800	777
Itochu Techno-Solutions Corp.	14,900	774
Daido Steel Co. Ltd.	159,000	738
Mabuchi Motor Co. Ltd.	14,900	681
Square Enix Holdings Co. Ltd.	35,600	543
Kinden Corp.	72,000	453
		2,197,893
Netherlands (2.5%)
Unilever NV	1,752,022	62,138
* ING Groep NV	4,148,519	32,857
Koninklijke Philips Electronics NV	1,123,345	26,228
ASML Holding NV	442,894	23,690
Heineken NV	252,976	15,080
Akzo Nobel NV	254,858	14,391
Koninklijke Ahold NV	1,121,708	14,049
* DE Master Blenders 1753 NV	816,913	9,851
Aegon NV	1,847,347	9,604
Koninklijke DSM NV	170,789	8,520
Reed Elsevier NV	617,440	8,235
Koninklijke KPN NV	1,079,939	8,221
Wolters Kluwer NV	380,262	7,144
Koninklijke Vopak NV	92,414	6,485
Heineken Holding NV	116,964	5,682
Corio NV	131,406	5,587
Fugro NV	73,116	4,969
Randstad Holding NV	120,918	4,019
TNT Express NV	297,979	3,110
* SBM Offshore NV	171,786	2,448
Delta Lloyd NV	142,717	2,170
Koninklijke Boskalis Westminster NV	52,021	1,879
		276,357
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	2,342,116	4,611
Fletcher Building Ltd.	695,083	4,001
SKYCITY Entertainment Group Ltd.	1,056,195	3,305

Auckland International Airport Ltd.	687,559	1,492
Contact Energy Ltd.	224,755	983
		14,392
Norway (1.0%)
Statoil ASA	1,236,008	31,897
Telenor ASA	837,603	16,348
Seadrill Ltd.	382,956	15,044
DNB ASA	938,414	11,496
Yara International ASA	220,527	11,073
Orkla ASA	963,924	7,344
Subsea 7 SA	272,993	6,306
Norsk Hydro ASA	1,193,595	5,609
Aker Solutions ASA	180,631	3,441
Gjensidige Forsikring ASA	135,204	1,879
		110,437
Portugal (0.2%)
EDP - Energias de Portugal SA	2,186,547	6,007
Portugal Telecom SGPS SA	788,023	3,894
Jeronimo Martins SGPS SA	210,361	3,512
Galp Energia SGPS SA	199,524	3,232
* Banco Espirito Santo SA	2,271,174	1,647
		18,292
Singapore (1.9%)
DBS Group Holdings Ltd.	2,085,123	24,355
Singapore Telecommunications Ltd.	8,742,290	22,764
United Overseas Bank Ltd.	1,394,504	22,238
Oversea-Chinese Banking Corp. Ltd.	2,871,300	21,776
Keppel Corp. Ltd.	1,484,904	13,729
CapitaLand Ltd.	3,110,000	8,011
Genting Singapore plc	6,850,000	7,616
Fraser and Neave Ltd.	1,001,650	7,219
Singapore Press Holdings Ltd.	2,099,250	6,948
Singapore Airlines Ltd.	735,786	6,422
Singapore Exchange Ltd.	1,042,000	5,922
City Developments Ltd.	547,000	5,206
Wilmar International Ltd.	1,949,000	5,146
Global Logistic Properties Ltd.	2,464,000	5,023
Noble Group Ltd.	4,460,766	4,788
SembCorp Industries Ltd.	992,660	4,560
Singapore Technologies Engineering Ltd.	1,533,906	4,414
Jardine Cycle & Carriage Ltd.	108,037	4,217
Golden Agri-Resources Ltd.	7,746,864	4,141
Hutchison Port Holdings Trust	5,222,251	3,772
ComfortDelGro Corp. Ltd.	2,597,088	3,623
SembCorp Marine Ltd.	862,600	3,470
Olam International Ltd.	1,964,800	3,259
UOL Group Ltd.	536,750	2,499
Keppel Land Ltd.	865,000	2,489
StarHub Ltd.	569,000	1,722
Cosco Corp. Singapore Ltd.	2,032,000	1,590
Yangzijiang Shipbuilding Holdings Ltd.	1,770,000	1,406
* Neptune Orient Lines Ltd.	746,250	684
		209,009
Spain (2.9%)
* Banco Santander SA	10,509,684	78,450
Telefonica SA	4,290,433	57,345

Banco Bilbao Vizcaya Argentaria SA	5,758,130	45,305
Inditex SA	231,096	28,715
Iberdrola SA	4,060,307	18,410
Repsol SA	871,365	16,934
* Banco de Sabadell SA	2,803,865	7,534
Amadeus IT Holding SA	305,313	7,118
Abertis Infraestructuras SA	475,257	7,004
Ferrovial SA	461,215	6,009
Red Electrica Corp. SA	117,546	5,571
Gas Natural SDG SA	393,426	5,567
* Grifols SA	144,178	4,766
Distribuidora Internacional de Alimentacion SA	712,963	3,937
CaixaBank	891,318	3,357
ACS Actividades de Construccion y Servicios SA	151,079	3,114
Enagas SA	155,300	3,063
* International Consolidated Airlines Group SA	1,206,792	2,906
Banco Popular Espanol SA	1,286,720	2,817
Mapfre SA	784,863	2,152
Acerinox SA	152,390	1,712
* Bankia SA	1,010,555	1,691
Acciona SA	25,091	1,429
Zardoya Otis SA	104,251	1,226
		316,132
Sweden (3.2%)
Hennes & Mauritz AB Class B	1,021,540	35,553
Nordea Bank AB	3,005,991	29,753
Telefonaktiebolaget LM Ericsson Class B	3,189,225	29,089
Volvo AB Class B	1,559,463	21,910
Svenska Handelsbanken AB Class A	578,063	21,694
Atlas Copco AB Class A	767,720	17,939
TeliaSonera AB	2,478,055	17,831
Swedbank AB Class A	890,032	16,741
Sandvik AB	1,102,918	15,001
Skandinaviska Enskilda Banken AB Class A	1,459,956	12,233
Assa Abloy AB Class B	343,058	11,138
Svenska Cellulosa AB Class B	598,629	11,130
SKF AB	442,343	9,559
Swedish Match AB	224,488	9,088
Atlas Copco AB Class B	394,733	8,274
Getinge AB	246,808	7,451
Alfa Laval AB	396,241	7,200
Electrolux AB Class B	284,187	7,022
Millicom International Cellular SA	73,098	6,782
Tele2 AB	364,958	6,628
Skanska AB Class B	405,519	6,577
Investment AB Kinnevik	291,295	6,056
Hexagon AB Class B	280,870	6,040
Scania AB Class B	326,209	5,997
* Lundin Petroleum AB	230,570	5,631
Elekta AB Class B	371,124	4,900
Boliden AB	277,565	4,642
Securitas AB Class B	407,015	3,058
Holmen AB	93,184	2,548
Ratos AB	283,836	2,505
Modern Times Group AB Class B	56,592	2,504
Husqvarna AB	391,961	2,002

SSAB AB Class A	241,821	1,722
		356,198
Switzerland (8.6%)
Nestle SA	3,534,466	223,016
Novartis AG	2,462,672	150,724
Roche Holding AG	758,478	141,871
UBS AG	3,916,739	47,693
ABB Ltd.	2,334,525	43,803
Zurich Insurance Group AG	160,035	39,898
Syngenta AG	102,269	38,257
Cie Financiere Richemont SA	556,928	33,440
Credit Suisse Group AG	1,286,581	27,204
Swiss Re AG	390,925	25,154
Transocean Ltd.	377,443	16,898
Holcim Ltd.	252,729	16,097
Swatch Group AG (Bearer)	30,465	12,166
SGS SA	5,670	11,660
Swisscom AG	26,560	10,693
Givaudan SA	9,205	8,739
Geberit AG	40,084	8,730
Julius Baer Group Ltd.	235,147	8,202
Adecco SA	138,294	6,601
Actelion Ltd.	129,695	6,501
Kuehne & Nagel International AG	56,441	6,387
Schindler Holding AG	49,469	6,091
Aryzta AG	111,195	5,337
Sonova Holding AG	52,301	5,292
Sika AG	2,379	4,853
Lindt & Spruengli AG	115	4,153
Baloise Holding AG	51,619	4,062
Swatch Group AG (Registered)	57,856	4,028
Swiss Life Holding AG	31,890	3,809
Sulzer AG	23,852	3,482
Partners Group Holding AG	15,433	3,213
Lonza Group AG	59,890	3,135
Lindt & Spruengli AG	952	3,012
GAM Holding AG	226,768	2,959
Schindler Holding AG (Registered)	23,028	2,845
Barry Callebaut AG	1,993	1,851
Banque Cantonale Vaudoise	3,322	1,723
Straumann Holding AG	7,799	1,037
		944,616
United Kingdom (23.4%)
HSBC Holdings plc	19,408,269	180,299
Vodafone Group plc	53,084,214	150,846
BP plc	20,320,640	143,258
Royal Dutch Shell plc Class A (London Shares)	3,852,202	133,502
GlaxoSmithKline plc	5,387,216	124,351
British American Tobacco plc	2,079,801	106,868
Royal Dutch Shell plc Class B	2,912,222	103,634
Diageo plc	2,726,820	76,782
BG Group plc	3,631,291	73,478
BHP Billiton plc	2,248,471	70,216
Rio Tinto plc	1,431,746	66,948
AstraZeneca plc	1,345,294	64,231
Standard Chartered plc	2,562,964	58,074

Unilever plc	1,385,658	50,593
SABMiller plc	1,037,901	45,668
TESCO plc	8,475,909	45,516
Anglo American plc London Shares	1,478,674	43,530
Barclays plc	12,473,763	43,317
National Grid plc	3,839,408	42,352
Reckitt Benckiser Group plc	686,896	39,575
Imperial Tobacco Group plc	1,054,831	39,078
Prudential plc	2,759,338	35,831
Xstrata plc	2,197,455	34,089
BT Group plc	8,451,913	31,507
Centrica plc	5,484,868	29,024
* Lloyds Banking Group plc	45,301,494	28,524
Rolls-Royce Holdings plc	2,000,066	27,284
SSE plc	1,028,433	23,143
Compass Group plc	2,001,754	22,128
Tullow Oil plc	978,576	21,709
Glencore International plc	3,855,506	21,415
WPP plc	1,386,067	18,879
BAE Systems plc	3,474,453	18,268
Shire plc	603,177	17,793
Experian plc	1,068,278	17,788
Pearson plc	873,410	17,074
Aviva plc	3,040,348	15,711
* Old Mutual plc	5,360,972	14,749
British Sky Broadcasting Group plc	1,210,456	14,529
Land Securities Group plc	1,170,407	14,424
Legal & General Group plc	6,384,049	13,629
Wolseley plc	308,939	13,215
ARM Holdings plc	1,348,638	12,588
Reed Elsevier plc	1,314,388	12,583
Standard Life plc	2,648,221	11,690
British Land Co. plc	1,355,604	11,450
Aggreko plc	301,458	11,285
WM Morrison Supermarkets plc	2,372,836	10,940
Next plc	190,543	10,630
Randgold Resources Ltd.	85,916	10,569
Kingfisher plc	2,449,173	10,470
Marks & Spencer Group plc	1,804,340	10,413
Smith & Nephew plc	926,532	10,221
Hammerson plc	1,322,983	9,657
United Utilities Group plc	796,710	9,211
* Royal Bank of Scotland Group plc	2,194,519	9,118
Antofagasta plc	441,233	9,024
* Johnson Matthey plc	230,639	9,009
Capita plc	711,159	8,907
Associated British Foods plc	415,395	8,656
InterContinental Hotels Group plc	312,632	8,210
J Sainsbury plc	1,445,471	8,124
Intertek Group plc	178,717	7,923
Severn Trent plc	288,415	7,821
Burberry Group plc	467,244	7,566
Rexam plc	1,070,440	7,532
Carnival plc	204,122	7,519
Smiths Group plc	445,952	7,491
Petrofac Ltd.	281,898	7,283
Bunzl plc	391,778	7,026

G4S plc	1,600,548	6,875
Sage Group plc	1,344,850	6,814
AMEC plc	366,516	6,802
Capital Shopping Centres Group plc	1,274,660	6,752
Whitbread plc	179,878	6,597
ITV plc	4,363,082	6,237
RSA Insurance Group plc	3,296,163	5,893
Fresnillo plc	194,240	5,830
Babcock International Group plc	374,109	5,609
Croda International plc	142,839	5,607
GKN plc	1,592,487	5,537
Weir Group plc	188,865	5,407
Resolution Ltd.	1,479,765	5,193
Serco Group plc	522,727	4,902
Aberdeen Asset Management plc	953,720	4,799
Melrose plc	1,216,180	4,765
Tate & Lyle plc	440,212	4,735
IMI plc	310,613	4,525
Segro plc	1,199,394	4,406
Meggitt plc	655,313	4,182
Admiral Group plc	222,240	3,788
Inmarsat plc	396,489	3,785
Investec plc	606,780	3,757
Cobham plc	966,823	3,468
Invensys plc	850,817	3,225
Balfour Beatty plc	643,329	3,162
Schroders plc (Voting Shares)	127,907	3,143
London Stock Exchange Group plc	201,455	3,073
ICAP plc	580,600	3,018
Man Group plc	1,981,402	2,642
Vedanta Resources plc	131,142	2,188
TUI Travel plc	541,232	2,049
Kazakhmys plc	169,515	1,902
Lonmin plc	170,966	1,544
Eurasian Natural Resources Corp. plc	246,181	1,231
Evraz plc	299,933	1,198
Royal Dutch Shell plc Class A	8,968	310
		2,570,695
Total Investments (100.0%) (Cost $11,363,873)		10,996,948
Other Assets and Liabilities-Net (0.0%)		3,048
Net Assets (100%)		10,999,996
* Non-income-producing security.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

Tax-Managed International Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,499	10,995,449	—

D. At September 30, 2012, the cost of investment securities for tax purposes was $11,363,873,000. Net unrealized depreciation of investment securities for tax purposes was $366,925,000, consisting of unrealized gains of $1,0153,249,000 on securities that had risen in value since their purchase and $1,520,174,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.